                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-4025
                                  ----------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  05-31
                        --------------------------------------------------------

Date of reporting period:  02-29-2008
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE MONEY MARKET FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES - 99.6%
ALABAMA - 0.6%
     $       1,000  Gulf Shores Medical Clinic Board
                    Rev., (Colonial Pinnacle MOB,
                    LLC), VRDN, 3.26%, 3/6/08
                    (LOC: Regions Bank)                            $       1,000
               800  Mobile Industrial Development
                    Board Rev., (Holnam Inc.), VRDN,
                    3.10%, 3/5/08 (LOC: Bayerische
                    Landesbank)                                              800
                                                                 ---------------
                                                                           1,800
                                                                 ---------------
ARIZONA - 2.9%
             6,750  Maricopa County Industrial
                    Development Auth. Rev., (Michael
                    Pylman Dairies), VRDN, 3.33%,
                    3/6/08 (LOC: LaSalle Bank N.A)                         6,750
             1,600  Maricopa County Paradise Valley
                    Unified School District No. 69 GO,
                    Series 2007 B, (School
                    Improvement Project of 2005),
                    4.25%, 7/1/08 (FSA)                                    1,602
                                                                 ---------------
                                                                           8,352
                                                                 ---------------
CALIFORNIA - 3.9%
             4,450  Alameda County Industrial
                    Development Auth. Rev., (BAT
                    Properties LLC), VRDN, 3.45%,
                    3/6/08 (LOC: Bank of the West)                         4,450
               954  California Economic Development
                    Financing Auth. Rev., (Wesflex
                    Pipe Manufacturing), VRDN,
                    3.30%, 3/6/08 (LOC: Wells
                    Fargo Bank N.A.)                                         954
             5,820  Peralta Community College
                    District GO, Series 2004 C, VRDN,
                    4.40%, 3/6/08 (MBIA) (SBBPA:
                    Merrill Lynch Capital Services,
                    Inc.) (Acquired 2/28/08,
                    Cost $5,820)(1)                                        5,820
                                                                 ---------------
                                                                          11,224
                                                                 ---------------
COLORADO - 5.1%
             2,840  Arvada Water Enterprise Rev.,
                    VRDN, 2.65%, 3/3/08 (FSA)
                    (SBBPA: Dexia Public
                    Finance Bank)                                          2,840
             1,600  Avon Industrial Development Rev.,
                    (Kroger Co.), VRDN, 3.26%,
                    3/6/08 (LOC: U.S. Bank N.A.)                           1,600
             5,800  Colorado Housing & Finance Auth.
                    Rev., (Kroger Co.), VRDN, 3.26%,
                    3/6/08 (LOC: U.S. Bank N.A.)                           5,800
             1,500  Hotchkiss Industrial Development
                    Rev., (Kroger Co.), VRDN, 3.26%,
                    3/6/08 (LOC: U.S. Bank N.A.)                           1,500
             2,900  Thornton Industrial Development
                    Rev., (Kroger Co.), VRDN, 3.26%,
                    3/6/08 (LOC: U.S. Bank N.A.)                           2,900
                                                                 ---------------
                                                                          14,640
                                                                 ---------------
FLORIDA - 3.5%
             5,205  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 8.00%, 3/3/08 (RADIAN)
                    (SBBPA: SunTrust Bank)                                 5,205
             4,300  Miami-Dade County Industrial
                    Development Auth. Rev.,
                    (Palmer Trinity Private College),
                    VRDN, 3.20%, 3/6/08
                    (LOC: Keybank N.A.)                                    4,300
               500  Seminole County Industrial
                    Development Auth. Rev.,
                    VRDN, 3.36%, 3/6/08
                    (LOC: Bank of America N.A.)                              500
                                                                 ---------------
                                                                          10,005
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
HAWAII - 1.7%
             3,000  Hawaii Pacific Health Rev., Series
                    2004 B, (Department Budget &
                    Finance), VRDN, 8.00%, 3/5/08
                    (RADIAN) (SBBPA: Bank of
                    Nova Scotia)                                           3,000
             2,000  Hawaii Pacific Health Rev., Series
                    2004 B2, (Department Budget &
                    Finance), VRDN, 8.00%, 3/5/08
                    (RADIAN) (SBBPA: Bank of
                    Nova Scotia)                                           2,000
                                                                 ---------------
                                                                           5,000
                                                                 ---------------
IDAHO - 1.5%
             3,000  Boise City Housing Auth.
                    Multifamily Rev., Series 2002 B,
                    (Civic Plaza Housing), VRDN,
                    3.20%, 3/5/08 (LOC:
                    Keybank N.A.)                                          3,000
             1,190  Boise City Housing Auth.
                    Multifamily Rev., Series 2002 C,
                    (Civic Plaza Housing), VRDN,
                    3.05%, 3/5/08 (LOC:
                    Keybank N.A.)                                          1,190
                                                                 ---------------
                                                                           4,190
                                                                 ---------------
INDIANA - 9.2%
             2,800  Jasper County Industrial
                    Development Rev., (Newberry
                    Farms LLC), VRDN, 3.33%, 3/6/08
                    (LOC: Bank of the West)                                2,800
             4,750  La Porte Industrial Development
                    Rev., (KKO Realty), VRDN, 3.33%,
                    3/6/08 (LOC: Bank of New York)                         4,750
             1,465  Morgan County Economic
                    Development Rev., Series 2002 A,
                    (Morgan Hospital & Medical
                    Center), VRDN, 3.29%, 3/6/08
                    (LOC: Fifth Third Bank)                                1,465
            11,270  Morgan County Economic
                    Development Rev., Series 2002 B,
                    (Morgan Hospital & Medical
                    Center), VRDN, 3.24%, 3/6/08
                    (LOC: Fifth Third Bank)                               11,270
             6,030  Tell City-Troy Township Elementary
                    School Building Corp. Rev., VRDN,
                    3.31%, 3/6/08 (FSA/State Aid
                    Withholding) (SBBPA: Merrill
                    Lynch Capital Services, Inc.)
                    (Acquired 10/26/07,
                    Cost $6,030)(1)                                        6,030
                                                                 ---------------
                                                                          26,315
                                                                 ---------------
KANSAS - 0.3%
             1,000  Hutchinson Industrial
                    Development Rev., (Kroger Co.),
                    VRDN, 3.26%, 3/6/08
                    (LOC: U.S. Bank N.A.)                                  1,000
                                                                 ---------------
KENTUCKY - 0.7%
             1,000  Murray Industrial Building Rev.,
                    (Kroger Co.), VRDN, 3.26%,
                    3/6/08 (LOC: U.S. Bank N.A.)                           1,000
             1,000  Winchester Industrial Building
                    Rev., (Kroger Co.), VRDN, 3.26%,
                    3/6/08 (LOC: U.S. Bank N.A.)                           1,000
                                                                 ---------------
                                                                           2,000
                                                                 ---------------
LOUISIANA - 9.1%
            10,000  Jefferson Sales Tax District Rev.,
                    VRDN, 6.25%, 3/6/08 (Ambac)
                    (SBBPA: JPMorgan Chase Bank)                          10,000

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
             3,900  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev, (Capital Projects and
                    Equipment Acquisition Program),
                    VRDN, 6.00%, 3/6/08 (Ambac)
                    (SBBPA: JPMorgan Chase Bank)                           3,900
             2,395  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Trinity Episcopal School),
                    VRDN, 3.35%, 3/5/08
                    (LOC: SunTrust Bank)                                   2,395
             9,700  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., Series 2006 A, (Capital and
                    Equipment Acquisition Program),
                    VRDN, 6.00%, 3/6/08 (Ambac)
                    (SBBPA: BNP Paribas)                                   9,700
                                                                 ---------------
                                                                          25,995
                                                                 ---------------
MARYLAND - 0.2%
               440  Maryland Economic Development
                    Corp. Rev., Series 2002 B,
                    (Federation of American
                    Societies), VRDN, 3.35%, 3/5/08
                    (LOC: SunTrust Bank)                                     440
                                                                 ---------------
MASSACHUSSETTS - 1.7%
             4,945  Puttable Floating Option
                    Tax-Exempt Receipts,
                    (Massachusetts Housing), VRDN,
                    3.31%, 3/6/08 (FSA) (LIQ FAC:
                    Merrill Lynch Capital Services,
                    Inc.) (Acquired 1/28/08,
                    Cost $4,945)(1)                                        4,945
                                                                 ---------------
MINNESOTA - 4.5%
             6,540  Dakota County Community
                    Development Agency Rev.,
                    (Catholic Finance Corp.),
                    VRDN, 3.10%, 3/5/08
                    (LOC: U.S. Bank N.A.)                                  6,540
             6,500  East Grand Forks Rev.,
                    (American Crystal Sugar Co.),
                    VRDN, 3.33%, 3/6/08
                    (LOC: Wachovia Bank N.A.)                              6,500
                                                                 ---------------
                                                                          13,040
                                                                 ---------------
MISSISSIPPI - 4.5%
             1,905  Mississippi Business Finance
                    Corp. Rev., Series 2004 B, VRDN,
                    3.28%, 3/6/08 (LOC: Wells
                    Fargo Bank N.A.)                                       1,905
            11,000  Morgan Keegan Municipal
                    Products Inc. Various States,
                    Series 2007 H-1, VRDN, 3.36%,
                    3/6/08 (LOC: Regions Bank)                            11,000
                                                                 ---------------
                                                                          12,905
                                                                 ---------------
MISSOURI - 6.3%
             6,700  Jackson County Industrial
                    Development Auth. Rev., (Linda
                    Hall Library), VRDN, 3.24%,
                    3/6/08 (LOC: Commerce
                    Bank N.A.)                                             6,700
             2,355  Kansas City Industrial
                    Development Auth. Rev., (Plaza
                    Manor Nursing), VRDN, 3.31%,
                    3/6/08 (LOC: Comerica Bank)                            2,355
             9,100  Missouri Health & Educational
                    Facilities Auth. Rev., (Pembroke
                    Hill School), VRDN, 3.24%,
                    3/6/08 (LOC: Commerce
                    Bank N.A.)                                             9,100
                                                                 ---------------
                                                                          18,155
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
NEW YORK - 0.5%
             1,495  New York City Industrial
                    Development Agency Civic Facility
                    Rev., (1998 Peninsula Hospital
                    Center), VRDN, 3.90%, 3/6/08
                    (LOC: JPMorgan Chase Bank)                             1,495
                                                                 ---------------
NORTH CAROLINA(2)
                95  North Carolina Medical Care
                    Commission Rev., (Carol Woods),
                    VRDN, 3.50%, 3/3/08 (RADIAN)
                    (SBBPA: Branch Banking & Trust)                           95
                                                                 ---------------
OREGON - 1.4%
             4,000  Oregon GO, Series 2007 A,
                    (Tax Anticipation Notes),
                    4.50%, 6/30/08                                         4,011
                                                                 ---------------
PENNSYLVANIA - 1.7%
             5,000  Pennsylvania Higher Educational
                    Facilities Auth. Hospital Rev.,
                    VRDN, 3.36%, 3/6/08 (SBBPA:
                    Lloyds TSB Bank plc) (Acquired
                    11/6/07, Cost $5,000)(1)                               5,000
                                                                 ---------------
RHODE ISLAND - 0.4%
             1,040  Providence Housing Auth.
                    Multifamily Rev., Series 2000 A,
                    (Cathedral Square Apartments I),
                    VRDN, 3.75%, 3/3/08 (LOC:
                    Bank of America, N.A.)                                 1,040
                                                                 ---------------
SOUTH CAROLINA - 5.4%
             2,775  BB&T Municipal Trust Rev., Series
                    2007-1003, VRDN, 3.25%, 3/6/08
                    (LOC: Branch Banking & Trust)
                    (LIQ FAC: Branch Banking &
                    Trust) (Acquired 5/24/07,
                    Cost $2,775)(1)                                        2,775
             4,475  BB&T Municipal Trust Rev., Series
                    2007-1005, VRDN, 3.25%,
                    3/6/08 (LOC: Branch Banking
                    & Trust) (LIQ FAC: Branch
                    Banking & Trust) (Acquired
                    6/28/07, Cost $4,475)(1)                               4,475
             8,150  South Carolina Jobs Economic
                    Development Auth Rev.,
                    (Greenville Technical College),
                    VRDN, 3.30%, 3/6/08
                    (LOC: SunTrust Bank)                                   8,150
                                                                 ---------------
                                                                          15,400
                                                                 ---------------
TENNESSEE - 4.8%
             7,880  Bradley County Industrial
                    Development Board Rev.,
                    (Kroger Co.), VRDN, 3.26%,
                    3/6/08 (LOC: U.S. Bank N.A.)                           7,880
             5,000  Morgan Keegan Municipal
                    Products Inc. Various States,
                    Series 2008 B-1, VRDN, 1.34%,
                    3/1/08 (LOC: Regions Bank)
                    (Acquired 2/14/08,
                    Cost $5,000)(1)                                        5,000
               850  Sevier County Public Building
                    Auth. Rev., Series 2000 IV-C-4,
                    (Local Government Public
                    Improvement), VRDN, 3.55%,
                    3/3/08 (FSA/Municipal
                    Government Guaranteed)
                    (SBBPA: JPMorgan Chase Bank)                             850
                                                                 ---------------
                                                                          13,730
                                                                 ---------------
TEXAS - 20.5%
            14,400  Brazos Harbor Industrial
                    Development Corp. Rev.,
                    (BASF Corporation), VRDN,
                    3.35%, 3/5/08                                         14,401

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
             4,500  Brownsville Utility System Rev.,
                    Series 2005-1132, VRDN, 4.00%,
                    3/6/08 (FSA )(Ambac) (LIQ FAC:
                    JPMorgan Chase Bank) (Acquired
                    2/28/08, Cost $4,500)(1)                               4,500
            10,000  Crawford Education Facilities
                    Corp. Rev., (University Package
                    System A), VRDN, 3.25%,
                    3/6/08 (LOC: BNP Paribas)                             10,000
             3,000  Hale County Industrial
                    Development Corp. Rev.,
                    (Struikmans), VRDN, 3.33%,
                    3/6/08 (LOC: Bank of the West)                         3,000
             5,240  Muleshoe Economic Development
                    Corp. Rev., (John Lyle & Grace
                    Ajean), VRDN, 3.28%, 3/6/08
                    (LOC: Wells Fargo Bank N.A.)                           5,240
             4,000  Port of Corpus Christi Auth. of
                    Nueces County Rev., VRDN,
                    (Flint Hills Resources Project),
                    3.85%, 3/5/08                                          4,000
             4,500  Port of Corpus Christi Auth. of
                    Nueces County Solid Waste
                    Disposal Rev., (Flint Hills
                    Resources, LP), VRDN,
                    3.85%, 3/5/08                                          4,500
            13,000  Texas GO, (Tax & Revenue
                    Anticipation Notes),
                    4.50%, 8/28/08                                        13,050
                                                                 ---------------
                                                                          58,691
                                                                 ---------------
VIRGINIA - 0.6%
             1,755  Bristol Industrial Development
                    Auth. Rev., (Bristol Health Care
                    Center Inc.), VRDN, 2.50%,
                    3/1/08 (LOC: Regions Bank)                             1,755
                                                                 ---------------
WASHINGTON - 7.2%
             2,500  Snohomish County GO, (Marysville
                    School District No. 25), 4.00%,
                    12/1/08 (FSA)                                          2,511
             4,200  Washington Economic
                    Development Finance Auth. Rev.,
                    Series 2007 E, (Mesa Dairy, LLC),
                    VRDN, 3.33%, 3/6/08 (LOC: Wells
                    Fargo Bank N.A.)                                       4,200
            14,000  Washington Health Care Facilities
                    Auth. Rev., (Swedish Health
                    Services), VRDN, 3.08%, 3/5/08
                    (LOC: Citibank N.A.) (Acquired
                    3/9/07, Cost $14,000)(1)                              14,000
                                                                 ---------------
                                                                          20,711
                                                                 ---------------
WEST VIRGINIA - 1.4%
             4,000  West Virginia Economic
                    Development Auth. Rev., (Collins
                    Hardwood Co.), VRDN, 3.33%,
                    3/6/08 (LOC: Bank of
                    America N.A.)                                          4,000
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.6%                                      285,934
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.4%                                        1,170
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     287,104
                                                                 ===============

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 29, 2008 was $52,545
    (in thousands), which represented 18.3% of total net assets. None of the restricted securities were considered illiquid.
(2) Category is less than 0.05% of total net assets.

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 29, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                        $285,934
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE BOND FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 96.7%
ALABAMA - 0.6%
       $       865  Alabama Water Pollution Control
                    Auth. Rev., 5.75%, 8/15/18
                    (Ambac)                                         $        910
               190  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/08, Prerefunded at 100%
                    of Par (Ambac)(1)                                        193
               810  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/13 (Ambac)                                           818
               645  Helena Utilities Board Rev.,
                    5.75%, 4/1/12, Prerefunded at
                    101% of Par (MBIA)(1)                                    710
               840  Helena Utilities Board Rev.,
                    5.75%, 4/1/12, Prerefunded at
                    101% of Par (MBIA)(1)                                    924
             1,035  Helena Utilities Board Rev.,
                    5.75%, 4/1/20, Prerefunded at
                    101% of Par (MBIA)(1)                                  1,138
               790  Helena Utilities Board Rev.,
                    5.75%, 4/1/22, Prerefunded at
                    101% of Par (MBIA)(1)                                    869
                                                                 ---------------
                                                                           5,562
                                                                 ---------------
ALASKA - 0.2%
             2,125  Aleutians East Borough Project
                    Rev., (Aleutian Pribilof Islands
                    Inc.), 5.00%, 6/1/20 (ACA)(2)                          1,871
                                                                 ---------------
ARIZONA - 7.8%
             1,505  Arizona Board of Regents COP,
                    Series 2002 A, (University of
                    Arizona), 5.50%, 6/1/12,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             1,628
             1,935  Arizona Board of Regents COP,
                    Series 2006 A, (University of
                    Arizona), 5.00%, 6/1/18
                    (Ambac)(2)                                             1,996
             1,275  Arizona Health Facilities Auth.
                    Rev., (Blood Systems Inc.),
                    4.00%, 4/1/12(2)                                       1,271
             1,175  Arizona Health Facilities Auth.
                    Rev., (Blood Systems Inc.),
                    4.50%, 4/1/16(2)                                       1,148
             1,000  Arizona Health Facilities Auth.
                    Rev., (Blood Systems Inc.),
                    5.00%, 4/1/21(2)                                         961
             7,500  Arizona Health Facilities Auth.
                    Rev., Series 2007 B, (Banner
                    Health), VRDN, 3.98%, 4/1/08(2)                        7,500
             1,750  Arizona School Facilities Board
                    Rev., (State School Improvement),
                    5.50%, 7/1/11, Prerefunded at
                    100% of Par(1)(2)                                      1,880
             1,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training Facilities),
                    5.00%, 7/1/11(2)                                       1,024
             1,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training Facilities),
                    5.00%, 7/1/12(2)                                       1,025
             1,880  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training Facilities),
                    5.00%, 7/1/13(2)                                       1,924
             2,000  Arizona Tourism & Sports Auth.
                    Rev., Series 2003 A, (Multipurpose
                    Stadium Facility), 5.25%,
                    7/1/17 (MBIA)(2)                                       2,111
             1,910  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%, 7/1/11
                    (MBIA)                                                 1,996
             2,130  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%, 7/1/12
                    (MBIA)                                                 2,235
               460  Glendale Industrial Development
                    Auth. Rev., Series 1998 A,
                    (Midwestern University), 5.375%,
                    5/15/08, Prerefunded at 101%
                    of Par(1)                                                467

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
               500  Glendale Industrial Development
                    Auth. Rev., Series 2001 A,
                    (Midwestern University), 5.75%,
                    5/15/11, Prerefunded at 101%
                    of Par(1)                                                543
             1,155  Maricopa County Gilbert Unified
                    School District No. 41 GO, 5.75%,
                    7/1/11 (FSA)                                           1,253
             1,445  Maricopa County Phoenix Union
                    High School District No. 210 GO,
                    4.75%, 7/1/11 (FSA)                                    1,523
             1,955  Maricopa County Saddle Mountain
                    Unified School District No. 90 GO,
                    Series 2003 A, 5.00%, 7/1/10                           2,006
             2,415  Maricopa County Saddle Mountain
                    Unified School District No. 90 GO,
                    Series 2003 A, 5.25%, 7/1/11                           2,508
             2,000  Maricopa County Saddle Mountain
                    Unified School District No. 90 GO,
                    Series 2003 A, 5.25%, 7/1/12                           2,087
             1,000  Maricopa County Scottsdale
                    Elementary School District No. 48
                    GO, 6.60%, 7/1/12                                      1,135
             1,265  Mohave County Community
                    College District Rev., 5.75%,
                    3/1/14 (Ambac)                                         1,318
             2,150  Mohave County Community
                    College District Rev., (State Board
                    of Directors), 6.00%, 3/1/10,
                    Prerefunded at 100% of Par
                    (MBIA)(1)                                              2,279
             2,155  Mohave County Industrial
                    Development Auth. Rev., Series
                    2004 A, (Mohave Prison),
                    5.00%, 4/1/14 (XLCA)                                   2,236
             1,815  Navajo County Unified School
                    District No. 20 Rev., Series
                    2006 A, 5.00%, 7/1/17 (MBIA)                           1,885
             1,000  Phoenix Civic Improvement Corp.
                    Waste System Rev., (Junior Lien),
                    6.25%, 7/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                                  1,082
             1,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior Lien),
                    5.50%, 7/1/19 (FGIC)                                   1,053
             1,070  Phoenix GO, Series 1995 A,
                    6.25%, 7/1/17                                          1,246
             1,750  Phoenix Industrial Development
                    Auth. Government Office Lease
                    Rev., (Capitol Mall LLC), 5.00%,
                    9/15/26 (Ambac)                                        1,673
             1,200  Pima County Indian
                    Oasis-Baboquivari Unified
                    School District No. 40 Rev.,
                    Series 2002 A, 4.60%,
                    7/1/13 (MBIA)                                          1,239
             1,710  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%, 7/1/18
                    (Ambac)                                                1,823
             1,800  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%, 7/1/19
                    (Ambac)                                                1,906
             2,600  Pima County Tucson Unified
                    School District No. 1 GO, 4.625%,
                    7/1/13 (FSA)                                           2,728
             1,125  Pima County Unified School
                    District No. 6 Marana GO, 5.50%,
                    7/1/15 (FGIC)                                          1,182
               820  Pinal County COP, 4.75%,
                    6/1/13 (Ambac)                                           851
             3,970  Pinal County COP, 5.00%, 12/1/25                       3,804
               775  Pinal County Unified School
                    District No. 43 Apache Junction
                    GO, Series 2006 B, (School
                    Improvement), 5.00%, 7/1/16
                    (FGIC)                                                   836
             1,000  Queen Creek Improvement District
                    No. 1 Special Tax Rev., 5.00%,
                    1/1/11                                                 1,020
             1,000  Queen Creek Improvement District
                    No. 1 Special Tax Rev., 5.00%,
                    1/1/16                                                 1,002
             1,600  Scottsdale GO, 6.25%, 7/1/09,
                    Prerefunded at 100% of Par(1)                          1,673
             1,000  Sedona COP, 5.75%, 7/1/09,
                    Prerefunded at 101% of Par(1)                          1,048
             3,085  South Tucson Municipal Property
                    Corp. Rev., 5.50%, 6/1/24                              3,093
                                                                 ---------------
                                                                          73,198
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
CALIFORNIA - 9.1%
             3,445  Association of Bay Area
                    Governments Tax Allocation Rev.,
                    Series 2007 A, 5.00%,
                    9/1/33 (Ambac)(2)                                      3,233
             5,000  California Economic Recovery GO,
                    Series 2008 B, 3.50%, 7/1/11(2)                        5,034
            10,000  California GO, 5.00%, 8/1/22(2)                        9,719
             7,500  California GO, 5.00%, 6/1/26(2)                        7,137
             7,500  California GO, 5.00%, 11/1/26(2)                       7,132
             1,000  California Public Works Board
                    Lease, Series 1994 A, (Various
                    University of California Projects),
                    6.20%, 10/1/08(2)                                      1,003
             2,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2001 B, (Kaiser Permanente),
                    3.90%, 7/1/14(2)                                       1,963
             1,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 E, (Kaiser Permanente),
                    4.70%, 6/1/09(2)                                       1,024
               230  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.00%, 10/1/12 (FSA)(1)(2)                               247
               845  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.00%, 10/1/12 (FSA)(2)                                  907
               430  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.25%, 10/1/13, Prerefunded at
                    101% of Par (FSA)(1)(2)                                  473
             1,570  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.25%, 10/1/19 (FSA)(2)                                1,642
             3,000  Chino Basin Regional Financing
                    Auth. Rev., Series 2008 A, (Inland
                    Empire Utilities Agency), 5.00%,
                    11/1/38 (Ambac)(2)                                     2,766
             7,000  City of Vista COP, (Community
                    Projects), 5.00%, 5/1/37 (MBIA)                        6,552
             3,510  Foothill-De Anza Community
                    College District GO, Series
                    2007 B, (Election of 2006),
                    5.00%, 8/1/17 (Ambac)                                  3,695
             2,000  Foothill-De Anza Community
                    College District GO, Series
                    2007 B, (Election of 2006),
                    5.00%, 8/1/27 (Ambac)                                  1,944
             3,600  Glendale Electric Rev., 5.00%,
                    2/1/38 (Assured Guaranty)                              3,418
             5,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A-1,
                    5.125%, 6/1/47                                         4,028
             1,070  Hesperia Unified School District
                    COP, (2007 Capital Improvement),
                    5.00%, 2/1/17 (Ambac)                                  1,096
             3,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)                                         3,008
             2,200  Manteca Unified School District
                    GO, 5.25%, 8/1/14, Prerefunded
                    at 100% of Par (FSA)(1)                                2,404
             1,500  Pasadena Electric Rev., 5.00%,
                    6/1/37 (Assured Guaranty)                              1,433
             3,185  Peninsula Corridor Joint Powers
                    Board Farebox Rev., Series
                    2007 A, 5.00%, 10/1/37 (Ambac)                         3,034
             1,000  Plumas Unified School District GO,
                    5.25%, 8/1/20 (FSA)                                    1,059
             2,145  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    5.50%, 7/1/15 (MBIA)                                   2,304
             1,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/20 (MBIA)                                   1,080
             2,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/31 (MBIA)                                   2,048
             1,575  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series
                    2006 A (Project Area No. 3),
                    5.00%, 8/1/20 (Ambac)                                  1,567

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             4,000  Santa Clara County Financing
                    Auth. Rev., Series 2007 A, (El
                    Camino Hospital), VRDN,
                    8.38%, 3/4/08 (Ambac)                                  4,000
                                                                 ---------------
                                                                          84,950
                                                                 ---------------
COLORADO - 2.3%
             1,100  Arapahoe County Water &
                    Wastewater Public Improvement
                    District GO, Series 2002 B, 5.75%,
                    12/1/17 (MBIA)(2)                                      1,199
             1,145  Avon Industrial Development Rev.,
                    (Kroger Co.), VRDN, 3.26%,
                    3/6/08 (LOC: U.S. Bank N.A.)                           1,145
               900  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.75%, 11/1/10(2)                                        914
               800  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.60%, 11/1/16(2)                                        772
             1,280  Colorado Health Facilities Auth.
                    Rev., (Yampa Valley Medical
                    Center), 5.00%, 9/15/11(2)                             1,299
             1,000  Colorado Health Facilities Auth.
                    Rev., Series 2006 B, (Longmont
                    United Hospital), 5.00%,
                    12/1/20 (RADIAN)(2)                                      963
               450  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/10,
                    Prerefunded at 100% of
                    Par (1)(2)                                               486
                50  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/16(2)                           54
             1,350  Compark Business Campus
                    Metropolitan District GO, Series
                    2007 A, 5.30%, 12/1/22
                    (RADIAN)(2)                                            1,319
             1,000  Douglas & Elbert Counties School
                    District No. Re-1 GO, Series
                    2002 B, 5.75%, 12/15/12,
                    Prerefunded at 100% of Par
                    (FSA/State Aid Withholding)(1)                         1,105
             1,020  El Paso County School District
                    No. 8 & Fountain-Fort Carson
                    School District Finance Corp. COP,
                    4.25%, 12/15/13 (Ambac)                                1,031
             1,250  Interlocken Consolidated
                    Metropolitan District GO, Series
                    1999 B, 5.625%, 12/15/16
                    (RADIAN)                                               1,304
             1,250  Midcities Metropolitan District
                    No. 2 GO, 5.125%, 12/1/30
                    (RADIAN)                                               1,140
             1,500  SBC Metropolitan District GO,
                    5.00%, 12/1/20 (ACA)                                   1,357
             5,000  University of Colorado Regents
                    COP, 6.00%, 12/1/22 (MBIA-IBC)                         5,246
             1,000  Vista Ridge Metropolitan District
                    GO, Series 2006 A, 5.00%,
                    12/1/21 (RADIAN)                                         960
             1,400  Vista Ridge Metropolitan District,
                    GO, Series 2006 A,, 5.00%,
                    12/1/26 (RADIAN)                                       1,303
                                                                 ---------------
                                                                          21,597
                                                                 ---------------
CONNECTICUT - 2.5%
             2,150  City of Bridgeport GO, Series
                    2004 A, 5.25%, 8/15/14,
                    Prerefunded at 100% of Par
                    (MBIA)(1)(2)                                           2,351
             4,000  Connecticut GO, Series 2001 C,
                    5.50%, 12/15/13 (MBIA-IBC)(2)                          4,430
             5,000  Connecticut GO, Series 2006 C,
                    5.00%, 6/1/14(2)                                       5,387
             1,595  Connecticut GO, Series 2006 D,
                    5.00%, 11/1/15(2)                                      1,721
             1,000  Connecticut Health & Educational
                    Facilities Auth. Rev., Series
                    2007 C, (Hospital for Special
                    Care Issue), 5.25%, 7/1/27
                    (RADIAN)(2)                                              933
             2,660  Connecticut Health & Educational
                    Facilities Auth. Rev., Series
                    2007 I, (Quinnipiac University),
                    5.00%, 7/1/16 (MBIA)(2)                                2,797
             1,000  Connecticut Health & Educational
                    Facilities Auth. Rev., Series
                    2007 I, (Quinnipiac University),
                    5.00%, 7/1/17 (MBIA)                                   1,042

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             5,000  Connecticut Health & Educational
                    Facilities Auth. Rev., Series
                    2007 Z-1, (Yale University),
                    5.00%, 7/1/42(2)                                       4,872
                                                                 ---------------
                                                                          23,533
                                                                 ---------------
DISTRICT OF COLUMBIA - 0.3%
             1,385  District of Columbia GO, Series
                    1999 B, 5.50%, 6/1/09 (FSA)                            1,434
             1,155  District of Columbia Rev.,
                    (Gonzaga College High School),
                    5.20%, 7/1/12 (FSA)                                    1,194
                                                                 ---------------
                                                                           2,628
                                                                 ---------------
FLORIDA - 4.0%
               400  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.00%, 4/1/14(2)                                         408
               500  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.50%, 4/1/15(2)                                         519
               525  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.50%, 4/1/16(2)                                         542
             1,475  Collier County School Board COP,
                    5.50%, 2/15/12 (FSA)(2)                                1,585
             1,150  Duval County School Board COP,
                    5.75%, 7/1/16 (FSA)                                    1,192
             1,000  Florida Municipal Loan Council
                    GO, Series 2002 C, 5.25%,
                    11/1/21 (MBIA)                                         1,013
             4,500  Florida Rural Utility Financing
                    Commission Rev., Series 2008 A,
                    (Public Projects Construction),
                    3.25%, 2/1/11                                          4,501
             1,000  Halifax Hospital Medical Center
                    Rev., Series 2006 A, 5.25%,
                    6/1/16                                                 1,004
             1,000  Halifax Hospital Medical Center
                    Rev., Series 2006 A, 5.25%,
                    6/1/18                                                   984
             1,235  Indian River County Rev., (Spring
                    Training Facility), 5.25%,
                    4/1/15 (FGIC)                                          1,300
               850  Lee County Industrial
                    Development Auth. Healthcare
                    Facilities Rev., Series 1999 A,
                    (Shell Point Village),
                    5.50%, 11/15/09(1)                                       887
             1,000  Miami Beach Stormwater Rev.,
                    5.75%, 9/1/17 (FGIC)                                   1,061
             1,910  Miami Beach Water & Sewer Rev.,
                    5.625%, 9/1/16 (Ambac)                                 2,020
               650  Miami Parking Facilities Rev.,
                    5.25%, 10/1/15 (MBIA)                                    704
             4,650  Miami-Dade County Aviation Rev.,
                    Series 2007 D, (Miami
                    International Airport), 5.25%,
                    10/1/26 (FSA)                                          4,562
             1,000  Miami-Dade County School Board
                    COP, Series 2001 C, 5.50%,
                    10/1/11, Prerefunded at 100%
                    of Par (FSA)(1)                                        1,078
             1,875  Orange County School Board COP,
                    Series 2002 A, 5.50%, 8/1/12,
                    Prerefunded at 100% of Par
                    (MBIA)(1)                                              2,040
               450  Orlando and Orange County
                    Expressway Auth. Rev., (Junior
                    Lien), 6.50%, 7/1/11 (FGIC)                              495
             1,000  Orlando Utilities Commission
                    Water & Electric Rev., Series
                    1989 D, 6.75%, 10/1/17(1)                              1,163
             6,105  Palm Beach County Water &
                    Sewer Rev., VRDN, 6.00%,
                    3/3/08 (Ambac) (SBBPA:
                    Wachovia Bank N.A.)                                    6,104
             1,000  Sumter County School Board COP,
                    5.50%, 7/2/12, Prerefunded at
                    100% of Par (MBIA)(1)                                  1,086
             1,000  Sunrise Utility System Rev.,
                    5.20%, 10/1/22 (Ambac)                                 1,018
               400  Tampa Guaranteed Entitlement
                    Rev., 6.00%, 10/1/18 (Ambac)                             448
             1,000  Tampa Water & Sewer Rev.,
                    6.00%, 10/1/17 (FSA)                                   1,142
                                                                 ---------------
                                                                          36,856
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
GEORGIA - 0.5%
             1,250  Fulton County Development Auth.
                    Rev., Series 2001 A, (TUFF/Atlanta
                    Housing, LLC Project at Georgia
                    State University), 5.50%,
                    9/1/18 (Ambac)                                         1,327
               130  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/09, Prerefunded at 100%
                    of Par (MBIA-IBC/GO of
                    Participants)(1)                                         134
                15  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/11, Prerefunded at 100%
                    of Par (MBIA-IBC)(1)                                      16
               560  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)                                        599
               110  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)(1)                                     120
             2,000  LaGrange Water & Sewerage Rev.,
                    5.00%, 1/1/12 (Ambac)                                  2,119
                                                                 ---------------
                                                                           4,315
                                                                 ---------------
HAWAII - 0.1%
               500  Maui County GO, Series 2000 A,
                    6.50%, 3/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                                    540
                                                                 ---------------
IDAHO - 0.1%
             1,000  Blaine County Hailey School
                    District No. 61 GO, 5.00%,
                    7/30/10 (Ambac) (School
                    Bond Guarantee)(2)                                     1,052
                                                                 ---------------
ILLINOIS - 5.0%
             2,000  Bedford Park GO, Series 2004 A,
                    5.25%, 12/15/20 (FSA)(2)                               2,069
             4,000  Chicago O'Hare International
                    Airport Rev., Series 1993 A,
                    (Senior Lien), 5.00%, 1/1/12
                    (MBIA-IBC)(2)                                          4,240
             3,000  Chicago O'Hare International
                    Airport Rev., Series 2008 A,
                    5.00%, 1/1/12 (FSA)(2)                                 3,179
             4,000  Chicago O'Hare International
                    Airport Rev., Series 2008 A,
                    5.00%, 1/1/13 (FSA)(2)                                 4,265
             4,000  Chicago O'Hare International
                    Airport Rev., Series 2008 A,
                    5.00%, 1/1/14 (FSA)(2)                                 4,275
               775  Chicago O'Hare International
                    Airport Rev., Series 2008 C,
                    4.00%, 1/1/16 (FSA)(2)                                   772
               600  Chicago O'Hare International
                    Airport Rev., Series 2008 C,
                    4.00%, 1/1/17 (FSA)(2)                                   589
             1,015  City of Chicago Rev., Series
                    2006 A, 5.00%, 11/1/13
                    (Ambac)(2)                                             1,078
             4,915  Cook County Township High
                    School District No. 211 GO,
                    (Palatine and Schaumburg
                    Townships), 5.00%, 12/1/10
                    (FSA)(2)                                               5,190
             2,000  Illinois Dedicated Tax Rev.,
                    (Civic Center), 6.25%,
                    12/15/20 (Ambac)                                       2,245
               595  Illinois Development Finance Auth.
                    Rev., Series 2001 B,
                    (Midwestern University),
                    5.00%, 5/15/08                                           597
               655  Illinois Development Finance Auth.
                    Rev., Series 2001 B,
                    (Midwestern University),
                    5.125%, 5/15/10                                          674
               400  Illinois Development Finance Auth.
                    Rev., Series 2001 B,
                    (Midwestern University), 5.75%,
                    5/15/11, Prerefunded at 101%
                    of Par(1)                                                435
             1,775  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement Fund,
                    Inc.), 5.00%, 5/1/09                                   1,798

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             2,785  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement
                    Fund, Inc.), 5.00%, 5/1/11                             2,833
             1,140  Illinois Health Facilities Auth. Rev.,
                    Series 1992 C, (Evangelical
                    Hospital), 6.75%, 4/15/12(1)                           1,229
             1,000  Illinois Regional Transportation
                    Auth. Rev., Series 1990 A, 7.20%,
                    11/1/20 (Ambac)                                        1,179
               930  Kane County Community Unit
                    School District No. 304 GO,
                    6.20%, 1/1/24 (FSA)                                      999
             1,145  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of Par
                    (MBIA)(1)                                              1,259
             1,035  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of Par
                    (MBIA)(1)                                              1,138
                75  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%, 12/1/18
                    (MBIA)                                                    80
             1,000  Rock Island, Mercer et al Counties
                    Community College District
                    No. 503 GO, Series 2008 A,
                    (Black Hawk College), 4.00%,
                    12/1/11 (Ambac)                                        1,033
             1,000  Southwestern Illinois Development
                    Auth. Rev., (Triad School District
                    No. 2), 5.00%, 10/1/18
                    (MBIA/GO of District)                                  1,023
             1,250  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/20 (XLCA)(2)                                1,264
             1,000  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/21 (XLCA)(2)                                1,004
             1,000  University of Illinois COP, (Utility
                    Infrastructure), 5.75%,
                    8/15/08 (MBIA)                                         1,015
             1,000  University of Illinois COP, Series
                    2006 A, (Academic Facilities),
                    5.00%, 3/15/16 (Ambac)                                 1,057
                                                                 ---------------
                                                                          46,519
                                                                 ---------------
INDIANA - 1.4%
             1,000  Hamilton Southeastern
                    Consolidated School Building
                    Corp. Rev., (Hamilton County),
                    4.25%, 7/15/20 (FSA/State
                    Aid Withholding)                                         948
             1,520  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/17 (FSA)                            1,603
             1,600  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/18 (FSA)                            1,668
             1,680  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/19 (FSA)                            1,732
               220  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A, 7.25%,
                    6/1/15, Prerefunded at 100%
                    of Par(1)                                                240
               780  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A, 7.25%,
                    6/1/15                                                   906
             1,435  Indianapolis Local Public
                    Improvement Bond Bank Rev.,
                    Series 2002 A, 5.00%, 7/1/12
                    (MBIA)                                                 1,529
             1,500  Mount Vernon of Hancock County
                    Multi-School Building Corp.
                    Rev., Series 2001 B, (First
                    Mortgage), 5.75%, 7/15/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             1,624
             1,650  Valparaiso Middle Schools
                    Building Corp. Rev., (First
                    Mortgage), 5.75%, 7/15/11,
                    Prerefunded at 100% of Par
                    (FGIC)(1)                                              1,785
             1,000  Zionsville Community Schools
                    Building Corp. Rev., (First
                    Mortgage), 5.75%, 1/15/12,
                    Prerefunded at 100% of Par
                    (FGIC/State Aid Withholding)(1)                        1,088
                                                                 ---------------
                                                                          13,123
                                                                 ---------------
IOWA - 0.5%
             1,485  Iowa Finance Auth. Rev., Series
                    2006 A, (Development Care
                    Initiatives), 5.25%, 7/1/13                            1,477

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             2,000  Iowa Finance Auth. Rev., Series
                    2006 A, (Development Care
                    Initiatives), 5.25%, 7/1/14                            1,963
             1,690  Iowa Finance Auth. Rev., Series
                    2006 A, (Development Care
                    Initiatives), 5.25%, 7/1/16                            1,616
                                                                 ---------------
                                                                           5,056
                                                                 ---------------
KANSAS - 0.3%
             1,280  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.25%, 11/15/13                       1,340
             1,195  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.50%, 11/15/16                       1,236
                                                                 ---------------
                                                                           2,576
                                                                 ---------------
LOUISIANA - 1.1%
             1,740  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Ascension Parish Library),
                    5.25%, 4/1/23 (Ambac)                                  1,739
             5,000  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Recreational Facilities, Inc.),
                    5.25%, 10/1/27 (AMBAC)                                 4,770
             1,105  Louisiana Public Facilities Auth.
                    Rev., Series 2006 A, (Black &
                    Gold Facilities), 4.00%, 7/1/13
                    (CIFG)                                                 1,095
             1,205  Louisiana Public Facilities Auth.
                    Rev., Series 2006 A, (Black &
                    Gold Facilities), 5.00%,
                    7/1/15 (CIFG)                                          1,242
             1,465  Louisiana Public Facilities Auth.
                    Rev., Series 2007 A, (Black &
                    Gold Facilities), 5.00%,
                    7/1/22 (CIFG)                                          1,371
                                                                 ---------------
                                                                          10,217
                                                                 ---------------
MARYLAND - 4.0%
             9,300  Maryland Economic Development
                    Corp. Rev., Series 2004 B,
                    (United States Pharmacopeial),
                    VRDN, 10.00%, 3/3/08 (Ambac)
                    (SBBPA: Bank of America N.A.)                          9,300
            10,000  Maryland GO, First Series 2005 A,
                    (State and Local Facilities Loan),
                    5.25%, 2/15/15                                        10,975
            10,000  Maryland GO, Second Series
                    2005 A, (State and Local Facilities
                    Loan), 5.00%, 8/1/11                                  10,656
               550  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue),
                    4.75%, 7/1/09                                            560
               535  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue),
                    4.75%, 7/1/10                                            548
               825  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue),
                    5.00%, 7/1/12                                            859
             1,840  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue),
                    5.00%, 7/1/13                                          1,912
             2,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue), 5.00%,
                    7/1/34 (Assured Guaranty)                              1,902
                                                                 ---------------
                                                                          36,712
                                                                 ---------------
MASSACHUSSETTS - 4.2%
            10,000  Commonwealth of Massachusetts
                    GO, Series 2002 C, (Consolidated
                    Loan of 2002), 5.50%, 11/1/12
                    (FSA)                                                 10,962
             1,855  Massachusetts Development
                    Finance Agency Rev., Series
                    2007 C, 5.00%, 10/1/17                                 1,881

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             2,500  Massachusetts GO, Series 2006 D,
                    5.00%, 8/1/14                                          2,688
               760  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 1992 F, 6.25%, 7/1/12
                    (Ambac)                                                  804
            22,600  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 2006 L-2, (Children's
                    Hospital Issue), VRDN, 8.00%,
                    3/3/08 (Ambac) (SBBPA:
                    Bank of America, N.A.)                                22,600
                                                                 ---------------
                                                                          38,935
                                                                 ---------------
MICHIGAN - 3.8%
             3,500  Detroit GO, Series 2004 A-1,
                    5.25%, 4/1/23 (Ambac)(2)                               3,413
             1,485  Grand Valley State University Rev.,
                    5.75%, 12/1/10, Prerefunded at
                    100% of Par (FGIC)(1)                                  1,592
             1,265  Kalamazoo Public Schools GO,
                    4.00%, 5/1/13 (FSA)                                    1,298
             1,545  Kalamazoo Public Schools GO,
                    5.25%, 5/1/16 (FSA)                                    1,678
             5,000  Michigan Building Auth. Rev.,
                    Series 2003 I, (Facilities
                    Program), 5.25%, 10/15/11 (FSA)                        5,373
             2,345  Michigan Higher Education
                    Facilities Auth. Rev., (Limited
                    Obligation - Hillsdale College),
                    5.00%, 3/1/26                                          2,246
               200  Michigan Higher Education
                    Facilities Auth. Rev., (Limited
                    Obligation - Kalamazoo College),
                    5.00%, 12/1/33                                           179
             1,070  Pontiac City School District GO,
                    5.00%, 5/1/13 (XLCA)                                   1,130
             1,110  Pontiac City School District GO,
                    5.00%, 5/1/14 (XLCA)                                   1,171
             1,260  Pontiac City School District GO,
                    5.00%, 5/1/15 (XLCA)                                   1,324
             1,425  Pontiac City School District GO,
                    5.00%, 5/1/16 (XLCA)                                   1,488
             1,595  Pontiac City School District GO,
                    5.00%, 5/1/17 (XLCA)                                   1,646
               575  Taylor GO, 5.00%, 9/1/11 (MBIA)                          603
             2,010  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.00%,
                    12/1/11 (FGIC)                                         2,099
             2,215  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/13 (FGIC)                                         2,344
             2,335  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/14 (FGIC)                                         2,454
             3,000  Wayne County Airport Auth. Rev.,
                    (Detroit Metropolitan Airport),
                    5.00%, 12/1/18 (FGIC)                                  3,056
             2,000  Wayne County Airport Auth. Rev.,
                    (Detroit Metropolitan Airport),
                    5.00%, 12/1/19 (FGIC)                                  2,014
                                                                 ---------------
                                                                          35,108
                                                                 ---------------
MINNESOTA - 0.2%
             1,500  Minnesota Higher Education
                    Facilities Auth. Rev., Series
                    2005-6G, (Saint John University),
                    5.00%, 10/1/12                                         1,586
                                                                 ---------------
MISSISSIPPI - 1.6%
             1,150  Harrison County School District,
                    GO, 5.00%, 10/1/24 (FSA)                               1,140
             1,550  Mississippi Development Bank
                    Special Obligation Rev., (Scott
                    County Public Improvement),
                    5.00%, 11/1/25 (Ambac)                                 1,448
             1,565  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Biloxi, Mississippi),
                    5.00%, 11/1/15 (Ambac)                                 1,657
             1,645  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Biloxi, Mississippi),
                    5.00%, 11/1/16 (Ambac)                                 1,732

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,000  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Municipal Energy
                    Agency Power Supply),
                    5.00%, 3/1/17 (XLCA)                                     998
             4,620  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2007 A, 5.00%, 7/1/19 (Ambac)                          4,716
             1,195  University of Southern Mississippi
                    Educational Building Corp. Rev.,
                    Series 2006 A, 5.00%,
                    3/1/17 (FSA)                                           1,260
             1,940  University of Southern Mississippi
                    Educational Building Corp. Rev.,
                    Series 2006 A, 5.00%, 3/1/18
                    (FSA)                                                  2,024
                                                                 ---------------
                                                                          14,975
                                                                 ---------------
MISSOURI - 1.6%
             1,425  Jackson County Public Building
                    Corp. Rev., Series 2006 A, (Capital
                    Improvements), 5.00%, 12/1/15
                    (MBIA)                                                 1,526
             2,775  Missouri Development Finance
                    Board, Series 2000 A, (Midtown
                    Redevelopment), 5.75%, 4/1/10,
                    Prerefunded at 100% of Par
                    (MBIA)(1)                                              2,934
             2,145  Missouri Health & Educational
                    Facilities Auth. Rev., Series
                    1998 A, (Park Lane Medical
                    Center), 5.60%, 1/1/15 (MBIA)(1)                       2,279
             3,145  Missouri Joint Municipal Electric
                    Utility Commission Rev., (Plum
                    Point), 5.00%, 1/1/16 (MBIA)                           3,231
             3,030  Missouri State Highways &
                    Transit Commission Rev., Series
                    2006 A, 5.00%, 5/1/13                                  3,261
             1,000  Platte County Industrial
                    Development Auth. Rev., (Zona
                    Rosa Retail), 5.00%, 12/1/32
                    (CNTY GTD)                                               931
             1,000  St. Louis Municipal Finance Corp.
                    Rev., Series 2006 A, (Carnahan
                    Courthouse), 4.00%, 2/15/17
                    (Ambac)                                                  965
                                                                 ---------------
                                                                          15,127
                                                                 ---------------
NEBRASKA - 0.6%
             2,000  Nebraska Public Power District
                    Rev., Series 2007 B, 5.00%,
                    1/1/13 (FSA)                                           2,139
             3,000  Omaha Public Power District
                    Electric System Rev., Series
                    2007 A, 5.00%, 2/1/21                                  3,032
                                                                 ---------------
                                                                           5,171
                                                                 ---------------
NEVADA - 0.6%
             1,000  Clark County Economic
                    Development Rev., (University
                    of Southern Nevada), 5.00%,
                    4/1/22 (RADIAN)(2)                                       945
             1,410  Clark County Economic
                    Development Rev., (University
                    of Southern Nevada), 5.00%,
                    4/1/27 (RADIAN)(2)                                     1,288
             1,865  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), 5.50%, 6/1/12,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             2,022
             1,550  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), 5.50%, 6/1/12,
                    Prerefunded at 100% of
                    Par (Ambac)(1)                                         1,680
                                                                 ---------------
                                                                           5,935
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
NEW HAMPSHIRE - 2.2%
            13,670  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    (Wentworth-Douglass Hospital),
                    VRDN, 7.00%, 3/3/08 (RADIAN)
                    (SPPBA: Fleet National Bank)                          13,670
             1,660  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/11                               1,700
               680  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/12                                 697
             1,030  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/13                               1,053
             3,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/18                               2,921
                                                                 ---------------
                                                                          20,041
                                                                 ---------------
NEW JERSEY - 4.0%
             4,235  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/12 (FSA)                              4,506
             5,595  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/13 (FSA)                              5,965
             7,400  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2004 B,
                    5.25%, 12/15/12 (FGIC)                                 7,974
            15,000  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2006 A,
                    5.25%, 12/15/20                                       15,682
             4,000  Tobacco Settlement Financing
                    Corp. Rev., Series 2007-1A,
                    5.00%, 6/1/41                                          3,200
                                                                 ---------------
                                                                          37,327
                                                                 ---------------
NEW MEXICO - 1.2%
             2,340  City of Clayton Rev., (Jail Project),
                    5.00%, 11/1/10 (CIFG)(2)                               2,420
             6,675  Los Alamos County Inc. Rev.,
                    Series 2004 A, 5.00%,
                    7/1/11 (FSA)                                           7,083
             1,415  San Juan County Gross Receipts
                    Tax Rev., Series 2001 A, 5.75%,
                    9/15/11, Prerefunded at 101%
                    of Par (Ambac)(1)                                      1,549
                                                                 ---------------
                                                                          11,052
                                                                 ---------------
NEW YORK - 6.4%
             2,975  City of New York GO, Series
                    2002 B, 5.25%, 8/1/09 (CIFG)                           3,082
             2,885  City of New York GO, Series
                    2002 C, 5.25%, 8/1/09 (CIFG)                           2,989
             5,000  City of New York GO, Series
                    2003 I, 5.75%, 3/1/13,
                    Prerefunded at 100% of Par(1)                          5,538
             5,195  City of New York GO, Series
                    2004 D, 5.00%, 11/1/17 (FSA)                           5,474
             4,000  City of New York GO, Series
                    2006 J1, 5.00%, 6/1/18                                 4,111
             4,000  Metropolitan Transportation Auth.
                    Rev., Series 2008 B, 5.00%,
                    11/15/27                                               4,203
            10,000  New York City Municipal Water
                    Finance Auth. Water & Sewer
                    System Rev., Series 2006 A,
                    5.00%, 6/15/39                                         9,548
             8,500  New York City Transitional
                    Finance Auth. Rev., Series
                    2004 D-2, 5.00%, 11/1/12                               9,142
             2,000  New York City Transitional
                    Finance Auth. Rev., Series
                    2005 A1, 5.00%, 11/1/10                                2,112
             1,440  New York Dormitory Auth. Rev.,
                    Series 1990 A, (UNIC Educational
                    Facilities), 7.50%, 5/15/13
                    (MBIA-IBC)                                             1,713
             1,000  New York Dormitory Auth. Rev.,
                    Series 2005 F, 5.00%,
                    3/15/12 (FSA)                                          1,067

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            10,000  New York Dormitory Auth. State
                    Personal Income Tax Rev., Series
                    2007 A, (Education), 5.00%,
                    3/15/32                                                9,713
             1,000  Niagara Falls Bridge Commission
                    Toll Rev., Series 1993 B, 5.25%,
                    10/1/15 (FGIC)                                         1,049
                                                                 ---------------
                                                                          59,741
                                                                 ---------------
NORTH CAROLINA - 1.3%
             2,060  Greensboro Rev., (Combined
                    Enterprise System), 5.25%,
                    6/1/20                                                 2,181
             4,150  North Carolina Medical Care
                    Commission Hospital Rev., Series
                    2004 A, (Health Care Housing -
                    ARC Projects), 5.50%, 10/1/24                          3,895
             2,500  North Carolina Medical Care
                    Commission Retirement Facilities
                    Rev., Series 2007 A,
                    (Southminster), 5.625%, 10/1/27                        2,390
             1,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., 6.00%, 1/1/10 (MBIA)                             1,046
             2,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2003 A, 5.50%,
                    1/1/13                                                 2,106
                                                                 ---------------
                                                                          11,618
                                                                 ---------------
NORTH DAKOTA - 0.2%
             1,500  Grand Forks Health Care System
                    Rev., (Altru Health System
                    Obligation Group), 7.125%,
                    8/15/10, Prerefunded at 101%
                    of Par(1)                                              1,655
                                                                 ---------------
OHIO - 2.6%
             1,150  Mad River Local School District
                    GO, (Classroom Facilities), 5.75%,
                    12/1/12, Prerefunded at 100%
                    of Par (FGIC)(1)                                       1,270
             1,700  Milford Exempt Village School
                    District GO, (School Improvement),
                    6.00%, 12/1/11, Prerefunded at
                    100% of Par (FSA)(1)                                   1,869
             1,005  Ohio GO, Series 2005 A,
                    (Infrastructure Improvement),
                    5.00%, 9/1/11                                          1,070
             1,365  Ohio GO, Series 2005 A,
                    (Infrastructure Improvement),
                    5.00%, 9/1/12                                          1,464
               750  Ohio Higher Educational Facility
                    Commission Rev., Series 1990 B,
                    (Case Western Reserve
                    University), 6.50%, 10/1/20                              869
             5,895  Ohio Water Development Auth.
                    Rev., (Water Pollution Control
                    Loan Fund), 5.00%, 12/1/13                             6,388
             1,505  Summit County GO, 5.75%,
                    12/1/12, Prerefunded at 101%
                    of Par (FGIC)(1)                                       1,675
             1,550  Tri Valley Local School District GO,
                    5.75%, 6/1/12, Prerefunded at
                    100% of Par (FGIC)(1)                                  1,697
             7,700  Trumbull County Health Care
                    Facilities Rev., (Shepherd of the
                    Valley Lutheran Retirement
                    Services, Inc. Obligated Group),
                    VRDN, 8.00%, 3/3/08 (RADIAN)
                    (SBBPA: Fleet National Bank)                           7,700
                                                                 ---------------
                                                                          24,002
                                                                 ---------------
OKLAHOMA - 1.2%
             1,000  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/11 (RADIAN)(2)                        1,024
             1,525  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/12 (RADIAN)(2)                        1,563
             1,300  Oklahoma County Finance Auth.
                    Rev., (Western Heights Public
                    Schools), 4.00%, 9/1/10
                    (Assured Guaranty)                                     1,335

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,610  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/13                                1,664
             1,730  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/14                                1,775
             1,710  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/15                                1,745
             2,130  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/16                                2,162
                                                                 ---------------
                                                                          11,268
                                                                 ---------------
OREGON - 0.9%
             2,015  Clackamas County School District
                    No. 62 GO, 5.50%, 6/15/10
                    (School Bond Guarantee)(2)                             2,133
             2,000  Cow Creek Band of Umpqua Tribe
                    of Indians Rev., Series 2006 C,
                    5.625%, 10/1/26 (Acquired
                    6/9/06, Cost $2,000)(3)                                1,745
             4,750  Tri-County Metropolitan
                    Transportation District Rev.,
                    (Payroll Tax & Grant Receipt),
                    4.00%, 5/1/14 (MBIA)                                   4,751
                                                                 ---------------
                                                                           8,629
                                                                 ---------------
PENNSYLVANIA - 5.1%
             2,250  Allegheny County Industrial
                    Development Auth. Rev.,
                    (Residential Resources, Inc.),
                    4.75%, 9/1/14(2)                                       2,226
             2,500  Allegheny County Redevelopment
                    Auth. Tax Allocation, (Pittsburgh
                    Mills), 5.10%, 7/1/14                                  2,473
             1,150  Central Dauphin School District
                    GO, 7.00%, 2/1/16, Prerefunded
                    at 100% of Par (MBIA/State
                    Aid Withholding)(1)(2)                                 1,388
            15,805  City of Pittsburgh GO, Series
                    2006 B, 5.25%, 9/1/16 (FSA)                           17,110
             2,580  East Stroudsburg Area School
                    District GO, 7.75%, 9/1/16,
                    Prerefunded at 100% of Par
                    (FSA/State Aid Withholding)(1)                         3,283
             1,155  Exeter Township GO, 5.25%,
                    7/15/15 (Ambac)                                        1,256
             1,830  Exeter Township GO, 5.30%,
                    7/15/19 (Ambac)                                        1,951
             5,000  Geisinger Auth. Health System
                    Rev., VRDN, 2.94%, 5/1/08, resets
                    quarterly at 67% of the 3-month
                    LIBOR plus 0.77% with no caps                          4,999
             1,000  Oxford Area School District GO,
                    Series 2001 A, 5.50%, 2/15/12,
                    Prerefunded at 100% of Par
                    (FGIC/State Aid Withholding)(1)                        1,078
             1,125  Pennsylvania GO, 5.375%,
                    7/1/18 (FSA)                                           1,225
             2,975  Philadelphia School District GO,
                    Series 2002 A, 5.25%, 2/1/11
                    (FSA/State Aid Withholding)                            3,159
             2,570  Scranton Parking Auth. Rev.,
                    5.00%, 6/1/22 (RADIAN)                                 2,442
             4,500  Westmoreland County Municipal
                    Auth. Rev., 5.25%, 8/15/15,
                    Prerefunded at 100% of Par
                    (FSA)(1)                                               4,940
                                                                 ---------------
                                                                          47,530
                                                                 ---------------
PUERTO RICO - 2.3%
             5,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/17                                          5,082
               575  Puerto Rico Highway &
                    Transportation Auth. Rev., Series
                    2007 CC, 5.00%, 7/1/14                                   598
             2,000  Puerto Rico Infrastructure
                    Financing Auth. Special Tax Rev.,
                    Series 2006 B, 5.00%, 7/1/13                           2,081
             3,700  Puerto Rico Municipal Finance
                    Agency GO, Series 2005 A,
                    5.00%, 8/1/11                                          3,828

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             5,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 2004 I, (Government
                    Facilities), 5.50%, 7/1/14,
                    Prerefunded at 100% of Par(1)                          5,484
             2,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 2007 M, (Government
                    Facilities), 5.50%, 7/1/12                             2,108
             2,000  Puerto Rico, Series 2006 B,
                    5.00%, 12/1/16                                         2,019
                                                                 ---------------
                                                                          21,200
                                                                 ---------------
RHODE ISLAND - 0.5%
             1,000  Cranston GO, 6.375%, 11/15/09,
                    Prerefunded at 101% of
                    Par (FGIC)(1)                                          1,069
             2,000  Rhode Island Depositors Economic
                    Protection Corp. Special Obligation
                    Rev., Series 1993 A, 6.25%,
                    8/1/16 (MBIA)(1)                                       2,329
             1,265  Rhode Island Health & Educational
                    Building Corp. Rev., (Landmark
                    Medical Center), 5.00%,
                    10/1/17 (RADIAN)                                       1,258
                                                                 ---------------
                                                                           4,656
                                                                 ---------------
SOUTH CAROLINA - 2.5%
             5,455  Charleston Educational Excellence
                    Finance Corp. Rev., (Charleston
                    County School District),
                    5.00%, 12/1/19(2)                                      5,451
             1,700  Florence Water & Sewer Rev.,
                    7.50%, 3/1/18 (Ambac)                                  1,836
             1,060  Kershaw County Rev., (School
                    Improvements), 5.00%,
                    12/1/17 (CIFG)                                         1,098
             2,260  Kershaw County Rev., (School
                    Improvements), 5.00%,
                    12/1/18 (CIFG)                                         2,312
             2,000  Kershaw County Rev., (School
                    Improvements), 5.00%,
                    12/1/19 (CIFG)                                         2,024
             3,000  Kershaw County Rev., (School
                    Improvements), 5.00%,
                    12/1/20 (CIFG)                                         3,004
             2,300  Lancaster Educational Assistance
                    Program Inc. Rev., (School
                    District Lancaster County),
                    5.00%, 12/1/26                                         2,116
               625  Piedmont Municipal Power
                    Agency Rev., 6.75%,
                    1/1/19 (FGIC)(1)                                         751
               875  Piedmont Municipal Power
                    Agency Rev., 6.75%, 1/1/19
                    (FGIC)                                                 1,026
               485  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)(1)                                  570
               375  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)                                     433
               140  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)(1)                                  165
             1,095  Spartanburg County Health
                    Services District Inc. Hospital Rev.,
                    5.50%, 4/15/16 (FSA)                                   1,145
             1,345  Sumter Waterworks and Sewer
                    System Improvement Rev., 5.00%,
                    12/1/22 (XLCA)                                         1,299
                                                                 ---------------
                                                                          23,230
                                                                 ---------------
TENNESSEE - 0.4%
             3,730  Chattanooga Health Educational &
                    Housing Facility Board Rev.,
                    Series 2005 A, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 5.00%, 10/1/15(2)                        3,666
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TEXAS - 4.4%
             1,000  Canadian River Municipal Water
                    Auth. Rev., (Conjunctive Use
                    Groundwater), 5.00%, 2/15/19
                    (Ambac)(2)                                             1,026
             2,035  Cash Special Utility District Rev.,
                    5.25%, 9/1/24 (MBIA)(2)                                2,036
               340  Clint Independent School District
                    GO, (Unlimited Tax School Building
                    and Refunding Bonds), 6.00%,
                    2/15/11, Prerefunded at 100% of
                    Par (PSF-GTD)(1)(2)                                      368
             1,475  Clint Independent School District
                    GO, (Unlimited Tax School
                    Building and Refunding Bonds),
                    6.00%, 2/15/17 (PSF-GTD)(2)                            1,586
               500  Corpus Christi Independent School
                    District GO, 4.00%, 8/15/13
                    (PSF-GTD)(2)                                             500
             2,000  Donna Independent School
                    District GO, 5.00%, 2/15/15
                    (PSF-GTD)                                              2,142
             1,115  Edcouch-Elsa Independent School
                    District GO, 5.00%, 2/15/14
                    (PSF-GTD)                                              1,196
               400  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/08                                     401
               420  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/09                                     423
               585  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/10                                     588
               610  Garza County Public Facility Corp.
                    Rev., 5.00%, 10/1/11                                     615
             2,015  Garza County Public Facility Corp.
                    Rev., 5.00%, 10/1/13                                   2,012
             1,115  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/14                                   1,118
             1,225  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/15                                   1,218
             1,145  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/16                                   1,129
             1,000  Garza County Public Facility Corp.
                    Rev., 5.50%, 10/1/16                                   1,003
             1,000  Gregg County Health Facilities
                    Development Corp. Rev., Series
                    2006 A, (Good Shepherd Medical
                    Center), 5.00%, 10/1/16                                  986
               655  Harris County Housing Finance
                    Corporation Rev., (Las Americas
                    Apartments), 4.90%, 3/1/11
                    (FNMA)                                                   667
               700  Hays Consolidated Independent
                    School District GO, 5.20%,
                    8/15/11 (PSF-GTD) (1)(4)                                 627
             2,300  Hays Consolidated Independent
                    School District GO, 5.20%,
                    8/15/11 (PSF-GTD)(4)                                   2,052
             1,750  Hidalgo County GO, 5.50%,
                    8/15/12, Prerefunded at 100%
                    of Par (FGIC)(1)                                       1,903
             1,295  Hidalgo County GO, 5.50%,
                    8/15/12, Prerefunded at 100%
                    of Par (FGIC)(1)                                       1,409
             1,630  Live Oak GO, 5.25%, 8/1/22
                    (MBIA)                                                 1,661
             1,740  Montgomery County GO, 5.50%,
                    3/1/14 (Ambac)                                         1,917
               550  Pasadena Independent School
                    District GO, Series 2001 A,
                    6.05%, 2/15/16 (PSF-GTD)                                 626
             1,500  Pearland Independent School
                    District GO, 6.00%, 2/15/09,
                    Prerefunded at 100% of Par
                    (PSF-GTD)(1)                                           1,550
             2,000  San Antonio Electric and Gas Rev.,
                    7.10%, 2/1/09 (FGIC)(1)(4)                             1,954
             2,120  Southside Independent School
                    District GO, Series 2004 A, 5.25%,
                    8/15/25 (PSF-GTD)                                      2,133
             1,000  Tarrant County Cultural Education
                    Facilities Finance Corp.
                    Retirement Facility Rev., (Air
                    Force Village Obligated Group),
                    5.00%, 5/15/16                                           993
               650  Texas Public Finance Auth.
                    Building Rev., (Technical College),
                    6.25%, 8/1/09 (MBIA)                                     667
               500  Texas Public Finance Auth.
                    Charter School Finance Corp. Rev.,
                    Series 2006 A, (KIPP, Inc.),
                    5.25%, 2/15/14 (ACA)                                     494

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,000  Travis County Health Facilities
                    Development Corp. Rev., Series
                    1999 A, (Ascension Health
                    Credit), 5.875%, 11/15/09,
                    Prerefunded at 101% of Par
                    (Ambac)(1)                                             1,060
             1,265  West Oso Independent School
                    District GO, 5.50%, 8/15/13,
                    Prerefunded at 100% of Par
                    (PSF-GTD)(1)                                           1,395
             1,000  Williamson County GO, Series
                    2004 A, (Unlimited Tax Road &
                    Refunding Bonds), 5.00%,
                    2/15/19 (MBIA)                                         1,037
                                                                 ---------------
                                                                          40,492
                                                                 ---------------
U.S. VIRGIN ISLANDS - 0.4%
             2,000  Virgin Islands Public Finance Auth.
                    Rev., Series 1998 A, (Senior
                    Lien), 5.20%, 10/1/09                                  2,035
             1,500  Virgin Islands Water & Power
                    Auth. Electric System Rev., Series
                    2007 A, 5.00%, 7/1/24                                  1,412
                                                                 ---------------
                                                                           3,447
                                                                 ---------------
UTAH - 1.4%
             2,550  Eagle Mountain City Gas &
                    Electric Rev., 5.00%,
                    6/1/19 (RADIAN)                                        2,513
             1,000  Salt Lake City Hospital Rev.,
                    Series 1988 A, (Intermountain
                    Health Corporation), 8.125%,
                    5/15/15(1)                                             1,151
             1,495  Utah County Municipal Building
                    Auth. Lease Rev., 5.00%,
                    11/1/09 (Ambac)(1)                                     1,549
             1,915  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%, 11/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             2,050
             1,820  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%, 11/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             1,949
             1,000  Utah County Municipal Building
                    Auth. Lease Rev., 5.50%, 11/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             1,079
             1,130  West Valley City Municipal
                    Building Auth. Lease Rev., Series
                    2002 A, 5.00%, 8/1/10 (Ambac)                          1,176
             1,305  West Valley City Utility Sales Tax
                    Rev., Series 2001 A, 5.50%,
                    7/15/11, Prerefunded at 100%
                    of Par (MBIA)(1)                                       1,402
                                                                 ---------------
                                                                          12,869
                                                                 ---------------
VERMONT - 0.5%
             4,290  University of Vermont & State
                    Agricultural College GO, 5.00%,
                    10/1/19 (Ambac)                                        4,353
                                                                 ---------------
VIRGINIA - 0.5%
             1,500  Fairfax County COP, 5.30%,
                    4/15/23                                                1,489
             1,115  Pittsylvania County GO, Series
                    2001 B, 5.75%, 3/1/18
                    (MBIA/State Aid Withholding)                           1,188
             2,000  Virginia Commonwealth
                    Transportation Board Rev., Series
                    2004 B, (U.S. Route 58 Corridor
                    Development Program),
                    5.00%, 5/15/17                                         2,116
                                                                 ---------------
                                                                           4,793
                                                                 ---------------
WASHINGTON - 5.3%
             1,000  Benton County Public Utility
                    District No. 1 Rev., Series 2001 A,
                    5.625%, 11/1/19 (FSA)(2)                               1,064

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    6/1/12 (FSA) (School Bond
                    Guarantee)                                             1,095
             1,750  Energy Northwest Rev., 4.75%,
                    7/1/20 (MBIA)                                          1,712
             3,500  Energy Northwest Rev., Series
                    2002 A, (Columbia Generating),
                    5.75%, 7/1/18 (MBIA)                                   3,730
            10,000  Energy Northwest Rev., Series
                    2002 B, (Columbia Generating),
                    6.00%, 7/1/18 (Ambac)                                 10,796
             1,555  King County Lake Washington
                    School District No. 414 GO,
                    5.75%, 12/1/12, Prerefunded
                    at 100% of Par(1)                                      1,717
             1,000  King County Public Hospital
                    District No. 2 GO, (Evergreen
                    Healthcare), 5.00%, 12/1/14
                    (MBIA)                                                 1,053
             1,000  Kitsap County School District
                    No. 303 Bainbridge Island GO,
                    5.00%, 12/1/17 (MBIA/School
                    Bond Guarantee)                                        1,052
             1,260  Mason County Shelton School
                    District No. 309 GO, 5.625%,
                    12/1/11, Prerefunded at 100%
                    of Par (FGIC/School Bond
                    Guarantee)(1)                                          1,368
             1,000  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             1,099
             1,120  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             1,231
             6,715  Snohomish County Edmonds
                    School District No. 15 GO, 5.00%,
                    12/1/17 (FGIC/School Bond
                    Guarantee)                                             7,041
             1,720  University of Washington Rev.,
                    (Student Facilities Fee), 5.875%,
                    6/1/10, Prerefunded at 101%
                    of Par (FSA)(1)                                        1,846
             1,000  Washington GO, Series 1990 A,
                    6.75%, 2/1/15                                          1,134
             1,935  Washington Higher Education
                    Facilities Auth. Rev., (Pacific
                    Lutheran University), 5.00%,
                    11/1/22 (RADIAN)                                       1,796
             1,895  Washington Higher Education
                    Facilities Auth. Rev., (Pacific
                    Lutheran University), 5.00%,
                    11/1/23 (RADIAN)                                       1,742
             1,290  Washington Higher Education
                    Facilities Auth. Rev., (Pacific
                    Lutheran University), 5.00%,
                    11/1/24 (RADIAN)                                       1,179
             4,570  Washington Public Power Supply
                    System Rev., Series 1998 A,
                    (Nuclear Project No. 2),
                    5.00%, 7/1/12 (FSA)                                    4,691
             1,500  Whitman County Pullman School
                    District No. 267 GO, 5.625%,
                    12/1/16 (FSA/School Bond
                    Guarantee)                                             1,623
             1,675  Yakima County School District
                    No. 208 West Valley GO, 5.00%,
                    12/1/18 (MBIA/School Bond
                    Guarantee)                                             1,745
                                                                 ---------------
                                                                          48,714
                                                                 ---------------
WISCONSIN - 1.0%
             3,000  Milwaukee Redevelopment Auth.
                    Rev., Series 2003 A, (Milwaukee
                    Public Schools - Neighborhood
                    Schools Initiative), 5.125%,
                    8/1/13, Prerefunded at 100%
                    of Par (Ambac)(1)                                      3,248
             1,990  Wisconsin Clean Water Rev.,
                    6.875%, 6/1/11                                         2,147
             2,590  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Aurora
                    Medical Group), 6.00%,
                    11/15/10 (FSA)                                         2,790
               750  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood
                    Center Southeastern),
                    5.75%, 6/1/34                                            729
                                                                 ---------------
                                                                           8,914
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES - 96.7%                                       896,339
(Cost $898,744)                                                  ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(5)
                42  Federated California Municipal
                    Cash Trust                                                42
                                                                 ---------------
(Cost $42)

TOTAL INVESTMENT SECURITIES - 96.7%                                      896,381
                                                                 ---------------
(Cost $898,786)

OTHER ASSETS AND LIABILITIES - 3.3%                                       30,323
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $    926,704
                                                                 ===============

FUTURES CONTRACTS

                                  Expiration      Underlying Face     Unrealized
Contracts Purchased                  Date         Amount at Value        Gain
--------------------------------------------------------------------------------
630 U.S. Treasury 2-Year Notes     June 2008         $135,401           $1,161
                                                 ===============================

                                  Expiration      Underlying Face     Unrealized
Contracts Sold                       Date         Amount at Value        Gain
--------------------------------------------------------------------------------
182 U.S. Long Bond                 June 2008         $21,590            $(177)
                                                 ===============================

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
Ambac = Ambac Assurance Corporation
CIFG = CDC IXIS Financial Guaranty North America
CNTY GTD = County Guaranteed
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
PSF-GTD = Permanent School Fund - Guaranteed
RADIAN = Radian Asset Assurance, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security, or a portion thereof, has been segregated for futures contracts.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 29, 2008 was $1,745 (in thousands), which represented 0.2% of total net assets.
(4) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5) Category is less than 0.05% of total net assets.

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 898,786
                                                                 ===============
Gross tax appreciation of investments                                 $  14,108
Gross tax depreciation of investments                                   (16,513)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                    $  (2,405)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LONG-TERM TAX-FREE FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 90.7%
CALIFORNIA - 10.9%
      $    500,000  California GO, 5.00%, 10/1/22(1)                $    485,855
           310,000  Chino Basin Regional Financing
                    Auth. Rev., Series 2008 A, (Inland
                    Empire Utilities Agency), 5.00%,
                    11/1/23 (Ambac)                                      303,062
           500,000  City of Vista COP, (Community
                    Projects), 5.00%, 5/1/37 (MBIA)                      467,970
           500,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A-1, 5.125%,
                    6/1/47                                               402,765
           150,000  Metropolitan Water District of
                    Southern California GO, Series
                    2002 A, 3.50%, 3/1/10                                152,240
           150,000  Metropolitan Water District of
                    Southern California Rev., Series
                    2004 B-3, 3.25%, 10/1/11 (MBIA)                      151,188
           500,000  Pasadena Electric Rev., 5.00%,
                    6/1/37 (Assured Guaranty)                            477,785
           500,000  San Francisco Bay Area Toll
                    Bridge Auth. Rev., Series
                    2007 F-1, 5.00%, 4/1/31
                    (Ambac)                                              484,665
                                                                 ---------------
                                                                       2,925,530
                                                                 ---------------
CONNECTICUT - 2.5%
           150,000  Connecticut Health & Educational
                    Facilities Auth. Rev., Series
                    2007 C, (Hospital for Special Care
                    Issue), 5.25%, 7/1/27 (RADIAN)                       139,976
           500,000  Connecticut Health & Educational
                    Facilities Auth. Rev., Series
                    2007 I, (Quinnipiac University),
                    5.00%, 7/1/17 (MBIA)                                 521,185
                                                                 ---------------
                                                                         661,161
                                                                 ---------------
FLORIDA - 6.3%
           500,000  Florida Rural Utility Financing
                    Commission Rev., Series 2008 A,
                    (Public Projects Construction),
                    3.25%, 2/1/11                                        500,110
           700,000  Sarasota County Public Hospital
                    Board Rev., Series 2003 A,
                    (Sarasota Memorial Hospital),
                    VRDN, 3.75%, 3/3/08 (Ambac)                          700,000
           500,000  Tampa Water & Sewer Systems
                    Rev., 5.00%, 10/1/37                                 476,975
                                                                 ---------------
                                                                       1,677,085
                                                                 ---------------
GEORGIA - 5.4%
           500,000  Fulton County Development Auth.
                    Rev., Series 2001 A, (TUFF/Atlanta
                    Housing, LLC Project at Georgia
                    State University), 5.50%,
                    9/1/18 (Ambac)                                       530,740
           810,000  LaGrange Water & Sewerage Rev.,
                    5.00%, 1/1/12 (Ambac)                                858,033
            40,000  Municipal Electric Auth. of
                    Georgia, Series 1998 Y (Project
                    One Special Obligation), 6.40%,
                    1/1/13 (Ambac)                                        43,868
                                                                 ---------------
                                                                       1,432,641
                                                                 ---------------
ILLINOIS - 5.0%
           500,000  Chicago O'Hare International
                    Airport Rev., Series 2008 A,
                    5.00%, 1/1/12 (FSA)                                  529,835
           700,000  Winnebago, Boone et al Counties
                    Community College District
                    No. 511 GO, (Rock Valley
                    Community College), 6.30%,
                    10/1/15 (FGIC)                                       811,153
                                                                 ---------------
                                                                       1,340,988
                                                                 ---------------

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
INDIANA - 1.9%
           500,000  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/20 (FSA)                          510,455
                                                                 ---------------
IOWA - 4.3%
         1,250,000  Iowa Finance Auth. Health
                    Facilities Development Rev.,
                    Series 2006 A, (Care Initiatives),
                    5.50%, 7/1/21(1)                                   1,140,538
                                                                 ---------------
MARYLAND - 5.3%
           500,000  Maryland GO, First Series 2005 B,
                    (State and Local Facilities Loan),
                    5.25%, 2/15/12                                       538,770
           400,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue), 4.75%,
                    7/1/11 (Assured Guaranty)                            410,844
           480,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    (LifeBridge Health Issue), 5.00%,
                    7/1/34 (Assured Guaranty)                            456,379
                                                                 ---------------
                                                                       1,405,993
                                                                 ---------------
MASSACHUSSETTS - 1.8%
           500,000  Massachusetts Water Resources
                    Auth. Rev., Series 2006 B,
                    5.00%, 8/1/31 (Ambac)                                479,990
                                                                 ---------------
MICHIGAN - 4.9%
         1,225,000  Rochester Community School
                    District GO, (School Building &
                    Site), 5.00%, 5/1/14 (FGIC)
                    (Q-SBLF)(1)                                        1,310,701
                                                                 ---------------
MINNESOTA - 3.1%
           300,000  Minneapolis-St Paul Metropolitan
                    Airports Commission Rev., Series
                    2007 B, 5.00%, 1/1/25 (FGIC)                         284,907
           500,000  Minnesota GO, 5.00%,
                    6/1/18 (MBIA)                                        527,380
                                                                 ---------------
                                                                         812,287
                                                                 ---------------
NEVADA - 1.7%
           500,000  Clark County Economic
                    Development Rev., (University
                    of Southern Nevada), 5.00%,
                    4/1/27 (RADIAN)                                      456,855
                                                                 ---------------
NEW JERSEY - 5.8%
           500,000  Monmouth County GO, (County
                    College Bonds), 4.00%, 9/15/19                       480,550
           500,000  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2007 A,
                    5.00%, 12/15/32 (Ambac)                              480,130
           430,000  Tobacco Settlement Financing
                    Corp. Rev., Series 2007-1A,
                    5.00%, 6/1/41                                        344,017
           250,000  Town of Kearney GO, 4.00%,
                    1/15/19 (FSA/State Aid
                    Withholding)                                         239,935
                                                                 ---------------
                                                                       1,544,632
                                                                 ---------------
NEW YORK - 6.5%
           500,000  New York City Municipal Water
                    Finance Auth. Water & Sewer
                    System Rev., Series 2006 A,
                    5.00%, 6/15/39                                       477,385
           215,000  New York City Transitional Finance
                    Auth. Rev., Series 2004 D-2,
                    5.00%, 11/1/12                                       231,245

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           500,000  New York Dormitory Auth. Rev.,
                    Series 2007 B, (Manhattan
                    College), 5.30%, 7/1/37 (RADIAN)                     463,585
           540,000  New York Urban Development
                    Corp. State Personal Income Tax
                    Rev., Series 2008 A-1, (Economic
                    Development & Housing),
                    5.00%, 12/15/22                                      545,800
                                                                 ---------------
                                                                       1,718,015
                                                                 ---------------
OHIO - 6.6%
           500,000  Buckeye Tobacco Settlement
                    Financing Auth. Rev., Series
                    2007 A-2, (Asset-Backed Senior
                    Current Interest Turbo Term),
                    6.50%, 6/1/47                                        494,335
         1,255,000  Trumbull County Health Care
                    Facilities Rev., (Shepherd of the
                    Valley Lutheran Retirement
                    Services, Inc. Obligated Group),
                    VRDN, 8.00%, 3/3/08 (RADIAN)
                    (SBBPA: Fleet National Bank)                       1,255,000
                                                                 ---------------
                                                                       1,749,335
                                                                 ---------------
PENNSYLVANIA - 8.3%
         1,000,000  Allegheny County Industrial
                    Development Auth. Rev.,
                    (Residential Resources, Inc.),
                    4.50%, 9/1/11(1)                                     999,520
         1,000,000  Central Dauphin School District
                    GO, 7.00%, 2/1/16, Prerefunded
                    at 100% of Par (MBIA/State
                    Aid Withholding)(1)(2)                             1,206,690
                                                                 ---------------
                                                                       2,206,210
                                                                 ---------------
TEXAS - 5.0%
           825,000  Garza County Public Facility Corp.
                    Rev., 5.50%, 10/1/16                                 827,475
           500,000  Texas Transportation Commission
                    State Highway Fund First Tier
                    Rev., Series 2006 A, 5.00%,
                    4/1/20                                               512,615
                                                                 ---------------
                                                                       1,340,090
                                                                 ---------------
UTAH - 1.9%
           500,000  Utah State Board of Regents
                    Hospital Rev., Series 2006 A,
                    (University of Utah), 5.25%,
                    8/1/21 (MBIA)                                        500,455
                                                                 ---------------
WASHINGTON - 1.6%
           440,000  Seattle Solid Waste Rev.,
                    5.00%, 2/1/24 (MBIA)                                 430,531
                                                                 ---------------
WISCONSIN - 1.9%
           475,000  Milwaukee Redevelopment Auth.
                    Rev., Series 2003 A, (Milwaukee
                    Public Schools - Neighborhood
                    Schools Initiative), 5.125%,
                    8/1/13, Prerefunded at 100%
                    of Par (Ambac)(2)                                    514,344
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            24,157,836
(Cost $25,112,462)                                               ---------------

MUNICIPAL DERIVATIVES - 1.6%
TEXAS - 1.6%
           360,000  Texas GO, VRDN, Inverse Floater,
                    8.50%, 9/30/11(3)                                    430,916
                                                                 ---------------
(Cost $403,952)

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 92.3%                                   24,588,752
                                                                 ---------------
(Cost $25,516,414)

OTHER ASSETS AND LIABILITIES - 7.7%                                    2,043,438
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 26,632,190
                                                                 ===============

FUTURES CONTRACTS
                                 Expiration      Underlying Face     Unrealized
Contracts Purchased                 Date         Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
19 U.S. Treasury 2-Year Notes     June 2008        $4,083,515          $35,016
                                                ================================

                                 Expiration      Underlying Face     Unrealized
Contracts Sold                      Date         Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
 6 U.S. Long Bond                 June 2008          $711,750          $(5,824)
                                                ================================

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Sec urity Assurance, Inc.
GO = General Obligation
MBIA = MBIA Insurance Corporation
Q-SBLF = Qualified State Bond Loan Fund
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.
(1) Security, or a portion thereof, has been segregated for futures contracts.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $25,516,414
                                                                 ===============
Gross tax appreciation of investments                               $    69,537
Gross tax depreciation of investments                                  (997,199)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $  (927,662)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD MUNICIPAL FUND
FEBRUARY 29, 2008

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HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 99.3%
ARIZONA - 5.1%
    $    2,500,000  Arizona Health Facilities Auth.
                    Rev., Series 2007 B, (Banner
                    Health), VRDN, 3.98%, 4/1/08,
                    resets quarterly at 67% of the
                    3-month LIBOR plus 0.81%
                    with no caps                                    $  1,941,250
         3,015,000  Pronghorn Ranch Community
                    Facilities District GO,
                    6.40%, 7/15/29                                     2,901,123
         1,120,000  Quailwood Meadows Community
                    Facilities District GO,
                    6.00%, 7/15/22                                     1,047,765
         2,000,000  Quailwood Meadows Community
                    Facilities District GO, 6.125%,
                    7/15/29                                            1,812,360
           897,000  Sundance Community Facilities
                    Assessment District No. 2 Rev.,
                    7.125%, 7/1/27                                       917,263
           748,000  Sundance Community Facilities
                    Assessment District No. 3 Rev.,
                    6.50%, 7/1/29                                        725,695
           395,000  Sundance Community Facilities
                    District GO, 6.25%, 7/15/29                          376,423
         1,500,000  Vistancia Community Facilities
                    District GO, 5.50%, 7/15/20                        1,479,390
         1,200,000  Vistancia Community Facilities
                    District GO, 5.75%, 7/15/24                        1,175,628
                                                                 ---------------
                                                                      12,376,897
                                                                 ---------------
ARKANSAS - 0.4%
         1,000,000  Pulaski County Public Facilities
                    Board Rev., Series 2006 A,
                    (Philander Smith College),
                    5.60%, 6/1/36                                        938,940
                                                                 ---------------
CALIFORNIA - 8.2%
         2,000,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2003 B, (Palomar Estates E&W),
                    7.00%, 9/15/36                                     1,984,040
           715,000  California Statewide Communities
                    Development Auth. Rev., (Thomas
                    Jefferson School of Law), 7.75%,
                    10/1/11, Prerefunded at 101%
                    of Par(1)                                            821,935
           500,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2003 A1,
                    6.625%, 6/1/13                                       565,920
         2,420,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2003 A1,
                    6.75%, 6/1/13                                      2,753,331
           855,000  Hawaiian Gardens COP,
                    Series 2000 A, 8.00%, 6/1/10,
                    Prerefunded at 102% of Par(1)                        951,701
         2,235,000  Independent Cities Lease Finance
                    Auth. Rev.,Series 2004 A,
                    (Morgan Hill - Hacienda Valley
                    Mobile Estates), 5.90%, 11/15/34                   2,046,053
         1,970,000  Indio Redevelopment Agency Tax
                    Allocation Rev., Series 2004 B,
                    (Sub-Merged Project Area),
                    6.50%, 8/15/34                                     1,922,582
         3,000,000  Perris Public Financing Auth.
                    Special Tax Rev., Series 2003 A,
                    6.25%, 9/1/33                                      2,979,180
         3,000,000  Rancho Cordova Community
                    Facilities District No. 2004-1
                    Special Tax Rev., (Sunridge Park
                    Area), 6.125%, 9/1/37                              2,793,870
         1,000,000  Soledad Improvement Bond Act
                    of 1915 Special Assessment,
                    (Diamond Ridge Assessment
                    District No. 2002-01),
                    6.75%, 9/2/33                                      1,026,730
         1,575,000  Vallejo Multifamily Housing Rev.,
                    Series 1998 B, (Solano Affordable
                    Housing), 8.25%, 4/1/39
                    (Acquired 12/12/02,
                    Cost $1,704,764)(2)                                1,684,935
                                                                 ---------------
                                                                      19,530,277
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
COLORADO - 8.4%
        10,000,000  Denver Health & Hospital Auth.
                    Healthcare Rev., Series 2007 B,
                    VRDN, 4.53%, 3/1/08, resets
                    quarterly at 67% of the 3-month
                    LIBOR plus 1.10% with
                    no caps(3)                                         7,440,000
         5,725,000  Granby Ranch Metropolitan
                    District GO, 6.75%, 12/1/36(3)                     5,006,570
         3,000,000  One Horse Business Improvement
                    District Rev., 6.00%, 6/1/24                       2,838,660
         1,500,000  Plaza Metropolitan District No. 1
                    Rev., 8.00%, 12/1/25                               1,549,980
         2,000,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 5.60%,
                    12/1/14                                            1,906,280
         1,500,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 6.125%,
                    12/1/19                                            1,422,810
                                                                 ---------------
                                                                      20,164,300
                                                                 ---------------
CONNECTICUT - 0.4%
         1,000,000  Connecticut Development Auth.
                    Industrial Rev., (Afco Cargo
                    BDL, LLC), 8.00%, 4/1/30                           1,028,130
                                                                 ---------------
DISTRICT OF COLUMBIA - 0.8%
         1,000,000  District of Columbia COP, (Public
                    Safety & Emergency), 5.50%,
                    1/1/19 (Ambac)                                     1,037,780
           750,000  Metropolitan Washington D.C.
                    Airports Auth. General Rev., Series
                    2001 A, 5.50%, 10/1/18 (MBIA)                        779,903
                                                                 ---------------
                                                                       1,817,683
                                                                 ---------------
FLORIDA - 8.1%
         2,765,000  Anthem Park Community
                    Development District Rev.,
                    5.80%, 5/1/36                                      2,293,180
         4,730,000  Arborwood Community
                    Development District Special
                    Assessment Rev., Series 2006 B,
                    (Centex Homes), 5.25%,
                    5/1/16(3)                                          4,160,461
         2,230,000  Concorde Estates Community
                    Development District Rev., Series
                    2004 B, 5.00%, 5/1/11                              2,122,135
           140,000  Covington Park Community
                    Development District Rev., Series
                    2004 B, (Capital Improvement),
                    5.30%, 11/1/09                                       137,462
           970,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2002 A,
                    6.70%, 5/1/34                                        978,885
         2,165,000  Dupree Lakes Community
                    Development District Rev.,
                    5.00%, 11/1/10                                     2,077,880
           520,000  Fleming Island Plantation
                    Community Development District
                    Special Assessment, Series
                    2000 B, 7.375%, 5/1/10                               573,092
           185,000  Middle Village Community
                    Development District Special
                    Assessment, Series 2004 B,
                    5.00%, 5/1/09                                        181,990
         2,500,000  Midtown Miami Community
                    Development District Special
                    Assessment, Series 2004 A,
                    6.25%, 5/1/37                                      2,277,875
         1,250,000  Sarasota County Public Hospital
                    Board Rev., Series 2003 A,
                    (Sarasota Memorial Hospital),
                    VRDN, 3.75%, 3/3/08 (Ambac)
                    (SBBPA: Wachovia Bank N.A.)                        1,250,000
         1,245,000  South-Dade Venture Community
                    Development District Rev.,
                    6.125%, 5/1/34                                     1,207,028
           605,000  Sterling Hill Community
                    Development District Special
                    Assessment, Series 2003 B,
                    5.50%, 11/1/10                                       597,946
           360,000  Stoneybrook West Community
                    Development District Special
                    Assessment, Series 2000 A,
                    7.00%, 5/1/32                                        368,604

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           935,000  Waterchase Community
                    Development District Rev.,
                    Series 2001 A, 6.70%, 5/1/11,
                    Prerefunded at 101% of Par(1)                      1,025,162
                                                                 ---------------
                                                                      19,251,700
                                                                 ---------------
GEORGIA - 0.4%
         1,235,000  City of Atlanta Tax Allocation Rev.,
                    (Princeton Lakes), 5.50%,
                    1/1/31                                             1,067,299
                                                                 ---------------
GUAM - 0.6%
         1,500,000  Guam Government Waterworks
                    Auth. Rev., 6.00%, 7/1/25                          1,420,290
                                                                 ---------------
ILLINOIS - 20.2%
         1,325,000  Bedford Park Tax Allocation Rev.,
                    5.125%, 12/30/18                                   1,223,041
         3,000,000  Chicago Park District GO, Series
                    2006 C, 5.00%, 1/1/12 (FGIC)                       3,177,900
         3,000,000  Chicago Tax Increment Allocation
                    Rev., Series 2004 B, (Pilsen
                    Redevelopment), (Junior Lien),
                    6.75%, 6/1/22                                      3,085,680
         5,995,000  City of Yorkville Special Service
                    Area No. 2005-109 Special Tax
                    Rev., (Bristol Bay I), 5.875%,
                    3/1/36(3)                                          5,155,520
        13,000,000  Illinois Finance Auth. Rev., Series
                    2007 A, (Monarch Landing, Inc.
                    Facility), 7.00%, 12/1/37                         12,565,149
         5,000,000  Illinois Finance Auth. Rev., Series
                    2007 A, (Sedgebrook, Inc.
                    Facility), 6.00%, 11/15/37(3)                      4,369,200
         5,000,000  Illinois Finance Auth. Rev., Series
                    2007 A, (Sedgebrook, Inc.
                    Facility), 6.00%, 11/15/42(3)                      4,330,500
         3,347,000  Pingree Grove Special Service
                    Area No. 7 Special Tax Rev.,
                    Series 2006-1, (Cambridge
                    Lakes), 6.00%, 3/1/36(3)                           2,929,261
         1,000,000  Village of Bolingbrook Sales Tax
                    Rev., VRDN, 6.25%, 1/1/24                            966,010
         5,000,000  Village of Hampshire Special
                    Service Area No. 13 Special Tax
                    Rev., (Tuscany Woods),
                    5.75%, 3/1/37(3)                                   4,008,150
         4,230,000  Village of Hampshire Special
                    Service Area No. 16 Special Tax
                    Rev., Series 2007 A, (Crown
                    Development - Prairie Ridge
                    West), 6.00%, 3/1/46                               3,468,981
         3,500,000  Volo Village Special Service Area
                    No. 3 Special Tax Rev., Series
                    2006-1, (Symphony Meadows),
                    6.00%, 3/1/36                                      3,063,165
                                                                 ---------------
                                                                      48,342,557
                                                                 ---------------
INDIANA - 3.5%
         7,000,000  Indiana Health & Educational
                    Facility Financing Auth. Hospital
                    Rev., (Community Foundation of
                    Northwest Indiana Obligated
                    Group), 5.50%, 3/1/37(3)                           5,963,020
         3,000,000  Vigo County Hospital Auth. Rev.,
                    (Union Hospital, Inc.), 5.70%,
                    9/1/37 (Acquired 6/27/07,
                    Cost $3,000,000)(2)                                2,579,790
                                                                 ---------------
                                                                       8,542,810
                                                                 ---------------
IOWA - 0.7%
         2,000,000  Tobacco Settlement Auth. Rev.,
                    Series 2005 C, 5.50%, 6/1/42                       1,709,620
                                                                 ---------------
KANSAS - 0.4%
         1,100,000  Labette County Hospital Rev.,
                    Series 2007 A, 5.75%, 9/1/37                       1,008,403
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
LOUISIANA - 0.8%
         2,000,000  Colonial Pinnacle Community
                    Development District Rev.,
                    7.00%, 5/1/37(4)                                   1,936,100
                                                                 ---------------
MARYLAND - 2.0%
         1,240,000  Anne Arundel County Special
                    Obligation Rev., (Arundel Mills),
                    7.10%, 7/1/09, Prerefunded at
                    102% of Par(1)(3)                                  1,330,966
         1,000,000  Anne Arundel County Special
                    Obligation Rev., (National Business
                    Park), 7.375%, 7/1/10,
                    Prerefunded at 102% of Par(1)                      1,113,270
         1,000,000  Maryland Industrial Development
                    Financing Auth. Rev., Series
                    2005 A, (Our Lady of Good
                    Counsel High School),
                    6.00%, 5/1/35                                        903,070
         1,195,000  Prince Georges County Rev.,
                    (Woodview Village Phase II -
                    Subdistrict), 7.00%, 7/1/12                        1,383,285
                                                                 ---------------
                                                                       4,730,591
                                                                 ---------------
MINNESOTA - 2.2%
           840,000  Meeker County Hospital Facilities
                    Rev., (Memorial Hospital),
                    5.75%, 11/1/27                                       781,528
         1,720,000  Meeker County Hospital Facilities
                    Rev., (Memorial Hospital),
                    5.75%, 11/1/37                                     1,540,776
         3,000,000  North Oaks Senior Housing Rev.,
                    (Presbyterian Homes),
                    6.50%, 10/1/47                                     2,951,580
                                                                 ---------------
                                                                       5,273,884
                                                                 ---------------
MISSOURI - 0.5%
           860,000  Missouri Bottom Transportation
                    Development District Hazelwood
                    Rev., 7.20%, 5/1/33                                  871,205
           235,000  Missouri Housing Development
                    Commission Mortgage Rev.,
                    Series 1998 B2, (Single Family),
                    6.40%, 9/1/29                                        242,424
                                                                 ---------------
                                                                       1,113,629
                                                                 ---------------
NEVADA - 6.1%
         1,085,000  Clark County Improvement District
                    No. 121 Special Assessment,
                    (Southern Highlands Area),
                    7.50%, 12/1/09, Prerefunded
                    at 102% of Par(1)                                  1,187,326
         2,955,000  Clark County Improvement District
                    No. 142 Special Assessment,
                    5.50%, 8/1/12                                      2,924,652
           660,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.25%, 2/1/12                                        661,940
           695,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.375%, 2/1/13                                       696,161
           670,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.40%, 2/1/14                                        666,784
         1,530,000  Henderson Local Improvement
                    District No. T-15 Special
                    Assessment, 6.10%, 3/1/24                          1,408,610
         1,105,000  Henderson Redevelopment Agency
                    Tax Allocation Rev., Series
                    2002 B, 7.10%, 10/1/22                             1,133,178
           350,000  Henderson Redevelopment Agency
                    Tax Allocation Rev., Series
                    2002 B, 7.20%, 10/1/25                               355,919

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,240,000  Las Vegas Improvement District
                    No. 607 Special Assessment,
                    (Providence), 5.50%, 6/1/13                        1,210,376
         3,500,000  Las Vegas Improvement Districts
                    No. 808 & 810 Special
                    Assessment, (Summerlin Village
                    23B), 6.125%, 6/1/31                               3,030,265
           700,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.20%, 12/1/10                                       702,485
           735,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.45%, 12/1/11                                       739,263
                                                                 ---------------
                                                                      14,716,959
                                                                 ---------------
NEW JERSEY - 4.8%
         5,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 A, (Gloucester Marine
                    Terminal), 6.625%, 1/1/37(3)                       4,818,000
         5,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 B, (Gloucester Marine
                    Terminal), 6.875%, 1/1/37(3)                       4,893,850
         2,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 C, (Gloucester Marine
                    Terminal), 6.50%, 1/1/15                           1,947,400
                                                                 ---------------
                                                                      11,659,250
                                                                 ---------------
NEW MEXICO - 1.8%
         1,490,000  Cabezon Public Improvement
                    District Special Tax Rev.,
                    6.30%, 9/1/34                                      1,382,735
         1,000,000  Mariposa East Public
                    Improvement District GO,
                    6.00%, 9/1/32                                        893,760
         1,190,000  Montecito Estates Public
                    Improvement District Special Levy
                    Rev., (City of Albuquerque),
                    7.00%, 10/1/37                                     1,120,337
         1,000,000  Ventana West Public Improvement
                    District Special Levy Rev.,
                    6.875%, 8/1/33                                     1,004,030
                                                                 ---------------
                                                                       4,400,862
                                                                 ---------------
NEW YORK - 1.4%
         2,500,000  Nassau County Industrial
                    Development Agency Continuing
                    Care Retirement Community Rev.,
                    Series 2007 A, (Amsterdam at
                    Harborside), 6.50%, 1/1/27                         2,373,725
         1,000,000  Onondaga County Industrial
                    Development Auth. Rev., (Air
                    Cargo), 7.25%, 1/1/32                              1,012,020
                                                                 ---------------
                                                                       3,385,745
                                                                 ---------------
NORTHERN MARIANA ISLANDS - 0.9%
         1,900,000  Northern Mariana Islands GO,
                    Series 2003 A, 6.75%, 10/1/13,
                    Prerefunded at 100% of Par(1)                      2,184,924
           100,000  Northern Mariana Islands GO,
                    Series 2003 A, 6.75%, 10/1/33                        102,108
                                                                 ---------------
                                                                       2,287,032
                                                                 ---------------
OHIO - 6.4%
         9,255,000  Buckeye Tobacco Settlement
                    Financing Auth. Rev., Series
                    2007 A-2, 5.875%, 6/1/30(3)                        8,660,736
         1,080,000  Hebron Waterworks Rev.,
                    5.875%, 12/1/25                                    1,086,901
           745,000  Hebron Waterworks Rev.,
                    6.125%, 12/1/29                                      757,859
           285,000  New Albany Plain Local
                    School District GO, 5.50%,
                    12/1/19 (FGIC)                                       301,502

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,800,000  Pinnacle Community
                    Infrastructure Financing Facilities
                    Auth. Rev., Series 2004 A,
                    6.25%, 12/1/36                                     1,624,374
         1,100,000  Port of Greater Cincinnati
                    Development Auth. Special
                    Assessment, (Cooperative Public
                    Parking Infrastructure),
                    6.40%, 2/15/34                                     1,039,632
         2,050,000  Trumbull County Health Care
                    Facilities Rev., (Shepherd of the
                    Valley Lutheran Retirement
                    Services, Inc. Obligated Group),
                    VRDN, 8.00%, 3/3/08 (RADIAN)
                    (SBBPA: Fleet National Bank)                       2,050,000
                                                                 ---------------
                                                                      15,521,004
                                                                 ---------------
OKLAHOMA - 1.2%
         2,500,000  Norman Regional Hospital Auth.
                    Rev., 5.375%, 9/1/36                               2,207,550
           750,000  Oklahoma City Industrial &
                    Cultural Facilities Trust Rev.,
                    6.75%, 1/1/23                                        735,135
                                                                 ---------------
                                                                       2,942,685
                                                                 ---------------
OREGON - 2.3%
         2,000,000  Cow Creek Band of Umpqua Tribe
                    of Indians Rev., Series 2006 C,
                    5.625%, 10/1/26 (Acquired
                    6/9/06, Cost $2,000,000)(2)                        1,745,420
         4,750,000  Forest Grove Student Housing
                    Rev., (Oak Tree Foundation),
                    5.50%, 3/1/37 (Acquired
                    6/28/07, Cost $4,750,000)(2)                       3,913,288
                                                                 ---------------
                                                                       5,658,708
                                                                 ---------------
PENNSYLVANIA - 3.9%
         4,375,000  Allegheny County Redevelopment
                    Auth. Tax Allocation, (Pittsburgh
                    Mills), 5.10%, 7/1/14(3)                           4,327,837
         1,500,000  Allegheny County Redevelopment
                    Auth. Tax Allocation, (Pittsburgh
                    Mills), 5.60%, 7/1/23                              1,369,335
         1,000,000  Langhorne Manor Boro Higher
                    Education Auth. Rev.,
                    (Philadelphia Biblical University),
                    5.50%, 4/1/25                                        914,510
           185,000  New Morgan Municipal Auth.
                    Office Rev., Series 1999 A,
                    (Commonwealth Office),
                    5.375%, 6/1/08                                       184,303
         3,000,000  Peninsula Town Center
                    Community Development Auth.
                    Special Obligation Rev.,
                    6.45%, 9/1/37                                      2,651,880
                                                                 ---------------
                                                                       9,447,865
                                                                 ---------------
RHODE ISLAND - 0.2%
           500,000  Cranston GO, 6.375%, 11/15/09,
                    Prerefunded at 101% of
                    Par (FGIC)(1)                                        534,580
                                                                 ---------------
TENNESSEE - 1.8%
         1,340,000  Chattanooga Health Educational &
                    Housing Facility Board Rev.,
                    Series 2005 B, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 5.50%, 10/1/20                       1,216,787
         3,565,000  Chattanooga Health Educational &
                    Housing Facility Board Rev.,
                    Series 2005 B, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 6.00%, 10/1/35                       3,071,996
                                                                 ---------------
                                                                       4,288,783
                                                                 ---------------
TEXAS - 2.0%
           390,000  Abia Development Corp. Airport
                    Facilities Rev., (Aero Austin L.P.),
                    6.75%, 1/1/11                                        388,662

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         5,000,000  Lufkin Health Facilities
                    Development Corp. Rev.,
                    (Memorial Health System of
                    East Texas), 5.50%, 2/15/37                        4,333,850
                                                                 ---------------
                                                                       4,722,512
                                                                 ---------------
WASHINGTON - 0.5%
           860,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    6/1/12 (FSA) (School Bond
                    Guarantee)                                           941,468
           250,000  Port of Seattle Rev., Series
                    2000 B, 6.00%, 2/1/15 (MBIA)                         272,750
                                                                 ---------------
                                                                       1,214,218
                                                                 ---------------
WISCONSIN - 3.3%
         4,645,000  Badger Tobacco Asset
                    Securitization Corp. Rev.,
                    6.125%, 6/1/27(3)                                  4,647,044
         2,000,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series
                    2004 A, (Southwest Health
                    Center), 6.25%, 4/1/34                             1,835,660
         1,750,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series
                    2006 A, (Marshfield Clinic),
                    5.375%, 2/15/34                                    1,554,525
                                                                 ---------------
                                                                       8,037,229
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           239,070,542
(Cost $258,172,836)                                              ---------------

TEMPORARY CASH INVESTMENTS(5)
            50,000  Federated California Municipal
                    Cash Trust                                            50,000
                                                                 ---------------
(Cost $50,000)

TOTAL INVESTMENT SECURITIES - 99.3%                                  239,120,542
                                                                 ---------------
(Cost $258,222,836)

OTHER ASSETS AND LIABILITIES - 0.7%                                    1,700,149
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $240,820,691
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration    Underlying Face    Unrealized
Contracts Purchased                    Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
270 U.S. Treasury 2-Year Notes      June 2008       $58,028,906       $497,601
                                                  ==============================

                                    Expiration    Underlying Face    Unrealized
Contracts Sold                         Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
 78 U.S. Long Bond                  June 2008        $9,252,750       $(75,719)
                                                  ==============================

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIBOR = London Interbank Offered Rate
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 29, 2008, was
    $9,923,433, which represented 4.1% of total net assets.
(3) Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts.
(4) When-issued security.
(5) Category is less than 0.05% of total net assets.

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $258,222,836
                                                                 ===============
Gross tax appreciation of investments                              $  1,895,253
Gross tax depreciation of investments                               (20,997,547)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(19,102,294)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

a.   Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) as of April 21, 2008, the registrant's principal executive officer and principal financial officer concluded that such disclosure controls and procedures were effective.

b.   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

     As previously disclosed in the registrant's amended Form N-CSR filing for the six-month period ended November 30, 2007, in April 2008 management discovered a material weakness in internal controls relating to the pricing of a specific type of investment grade municipal security held by the
     High-Yield Municipal Fund and the Tax-Free Bond Fund. This weakness resulted in an overstatement of the funds' net asset values per share.

     Upon discovery of this issue, the registrant's principal executive officer and principal financial officer re-evaluated the existing disclosure controls and procedures and concluded that they were not fully effective.
     Accordingly, in April 2008, management made changes that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting. Specifically, management enhanced the effectiveness of its controls and procedures relating to pricing to address the issue discussed above.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUNICIPAL TRUST

By:   /s/ Jonathan S. Thomas
      -------------------------------------------
      Name:  Jonathan S. Thomas
      Title: President

Date:    April 29, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jonathan S. Thomas
      -------------------------------------------
      Name:  Jonathan S. Thomas
      Title: President
             (principal executive officer)

Date:    April 29, 2008

By:   /s/ Robert J. Leach
      -------------------------------------------
      Name:  Robert J. Leach
      Title: Vice President, Treasurer, and
             Chief Financial Officer
             (principal financial officer)

Date:    April 29, 2008